UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (B)(C) — 44.2%
ANZ National International
0.260%, 07/11/13	$6,740	$6,736
ASB Finance
0.295%, 05/16/13	3,035	3,035
0.200%, 06/07/13	3,420	3,419
0.285%, 06/21/13	1,270	1,270
0.240%, 07/25/13 to 09/12/13	2,529	2,527
0.230%, 08/28/13	5,000	4,996
0.260%, 10/03/13	1,512	1,510
BNZ International Funding
0.299%, 05/09/13	14,363	14,362
0.215%, 05/21/13	2,000	2,000
0.260%, 08/08/13	2,270	2,268
0.240%, 10/17/13	2,300	2,297
Chariot Funding LLC
0.321%, 05/08/13	620	620
0.320%, 05/09/13	1,005	1,005
0.321%, 05/13/13 to 06/04/13	2,446	2,446
0.300%, 05/16/13 to 07/10/13	1,663	1,663
0.320%, 06/18/13	1,500	1,499
0.270%, 07/23/13 to 10/09/13	9,350	9,341
Coca-Cola
0.180%, 11/04/13	2,000	1,998
Commonwealth Bank of Australia
0.280%, 05/15/13	2,000	2,000
DNB Bank
0.230%, 05/16/13	2,650	2,650
0.220%, 05/29/13	3,000	2,999
0.210%, 07/01/13	5,000	4,998
Fairway Finance LLC
0.220%, 07/25/13	913	912
FCAR Owner Trust
0.270%, 05/14/13 to 08/01/13	4,715	4,714
0.246%, 07/08/13	4,115	4,113
0.250%, 08/06/13	371	371
0.300%, 08/09/13	1,035	1,034
0.280%, 10/04/13	1,853	1,851
Google
0.170%, 10/01/13	2,765	2,763
Jupiter Securitization LLC
0.320%, 05/09/13	2,150	2,150
0.321%, 05/13/13	695	695
0.321%, 05/20/13 to 05/29/13	1,656	1,656
0.300%, 07/10/13	725	724
0.280%, 07/15/13	1,145	1,144
0.270%, 07/23/13 to 09/09/13	3,990	3,987
Liberty Street Funding LLC
0.200%, 06/10/13	3,210	3,209
Manhattan Asset Funding LLC
0.190%, 05/21/13	1,000	1,000
0.210%, 06/10/13 to 06/21/13	6,325	6,322

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MetLife Short-Term Funding LLC
0.260%, 07/15/13	$5,000	$4,997
Nestle Finance International
0.180%, 08/05/13	3,750	3,748
0.160%, 08/14/13	1,995	1,994
0.190%, 09/04/13	2,000	1,999
New York Life Capital
0.130%, 06/26/13	4,700	4,699
0.140%, 07/18/13	555	555
Old Line Funding LLC
0.300%, 05/20/13	2,405	2,405
0.300%, 05/21/13	1,353	1,353
0.210%, 08/14/13	1,695	1,694
Procter & Gamble
0.140%, 05/21/13	2,000	2,000
0.160%, 08/01/13	4,570	4,568
Roche Holdings
0.160%, 05/22/13	4,000	4,000
Skandinaviska Enskilda Banken
0.220%, 06/19/13	1,200	1,200
0.205%, 06/25/13	3,440	3,439
Thunder Bay Funding LLC
0.210%, 08/14/13	2,965	2,963
0.220%, 08/15/13	4,520	4,517
Toyota Credit Canada
0.190%, 07/03/13	10,000	9,997
0.210%, 08/15/13	5,000	4,997
Toyota Financial Services de Puerto Rico
0.220%, 07/19/13	2,500	2,499
Toyota Motor Credit
0.230%, 05/23/13	2,000	2,000
Westpac Securities
0.290%, 06/05/13	2,750	2,749
0.247%, 08/19/13	15,000	14,989

Total Commercial Paper (Cost $195,646) ($ Thousands)		195,646

CERTIFICATES OF DEPOSIT — 15.0%
Bank of Montreal
0.270%, 05/10/13	3,960	3,960
0.200%, 05/16/13	4,000	4,000
0.300%, 06/05/13	2,414	2,414
Bank of Nova Scotia
0.480%, 06/12/13	795	796
0.230%, 10/10/13	7,200	7,200
DNB Bank
0.200%, 07/10/13	3,200	3,200
Skandinaviska Enskilda Banken
0.370%, 06/03/13	5,500	5,501
0.315%, 06/07/13	125	125
0.970%, 07/23/13	1,335	1,337
0.350%, 07/23/13	1,915	1,915

1	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sumitomo Mitsui Banking
0.230%, 05/13/13	$4,100	$4,100
0.230%, 06/11/13	800	800
0.230%, 07/02/13	5,300	5,300
0.230%, 07/11/13	1,700	1,700
0.230%, 07/16/13	2,030	2,030
Svenska Handelsbanken
0.215%, 05/07/13	18,000	18,000
0.205%, 06/19/13	4,000	4,000

Total Certificates of Deposit (Cost $66,378) ($ Thousands)		66,378

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
FFCB
0.250%, 05/01/13 (A)	2,090	2,090
0.230%, 05/01/13 (A)	350	350
FFCB, Ser 1
0.179%, 05/14/13 (A)	4,095	4,094
FHLB
0.230%, 05/01/13 (A)	2,800	2,800
0.220%, 05/01/13 (A)	975	975
1.875%, 06/21/13	2,830	2,836
0.300%, 11/22/13 to 12/06/13	935	935
4.875%, 11/27/13	480	493
FHLMC
0.430%, 05/01/13 (A)	2,780	2,780
FHLMC MTN
0.375%, 11/27/13	308	308
FNMA
0.370%, 05/01/13 (A)	895	895
0.360%, 05/01/13 (A)	500	500
0.209%, 05/20/13 (A)	30	30
0.179%, 05/20/13 (A)	1,480	1,480

Total U.S. Government Agency Obligations (Cost $20,566) ($ Thousands)		20,566

MUNICIPAL BONDS (A) — 3.6%

Arkansas — 0.1%
Pima County, Industrial Development Authority, RB
0.240%, 05/01/13	600	600

California — 0.4%
California State, Wide Communities Development Authority, RB
0.220%, 05/02/13	905	905
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.180%, 05/02/13	225	225

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Sacramento, Municipal Utility District, Sub-Ser L, RB
0.200%, 05/02/13	$585	$585

		1,715

Indiana — 0.1%
Indiana, Finance Authority, Ser F, RB
0.200%, 05/02/13	655	655

Iowa — 0.3%
Iowa State, Finance Authority, Ser C, RB
0.187%, 05/02/13	1,145	1,145
Iowa State, Finance Authority, Ser G, RB
0.190%, 05/02/13	45	45

		1,190

Massachusetts — 0.0%
Simmons College, RB
0.190%, 05/02/13	220	220

Michigan — 0.3%
Kent, Hospital Finance Authority, Ser C, RB
0.210%, 05/01/13	1,165	1,165

Minnesota — 0.2%
Minnesota, Office of Higher Education, Ser A, RB
0.178%, 05/02/13	700	700

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.210%, 05/01/13	260	260

New Hampshire — 0.0%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.170%, 05/01/13	190	190

New Jersey — 0.4%
RBC Municipal Products Trust, RB
0.310%, 05/02/13	1,665	1,665

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, RB
0.187%, 05/02/13	300	300

New York — 0.1%
City of New York, Sub-Ser D-3, GO
0.180%, 05/01/13	485	485

2	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio — 0.1%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.210%, 05/02/13	$670	$670

Rhode Island — 0.2%
Rhode Island, Health & Educational Building, Ser B, RB
0.220%, 05/01/13	675	675

Texas — 0.8%
Texas State, GO
0.180%, 05/01/13	340	340
0.170%, 05/07/13	95	95
0.160%, 05/07/13	345	345
Texas State, Ser A, GO
0.160%, 05/07/13	475	475
Texas State, Ser A-2, GO
0.158%, 05/01/13	1,000	1,000
Texas State, Ser B, GO
0.170%, 05/02/13	375	375
Texas State, Ser B2, GO
0.178%, 05/01/13	100	100
Texas State, Ser I, GO
0.178%, 05/01/13	195	195
University of Texas System, Ser B, RB
0.170%, 05/02/13	540	540

		3,465

Vermont — 0.2%
Vermont, Student Assistance, Ser B-1, RB
0.200%, 05/02/13	865	865

Wisconsin — 0.2%
Wisconsin State, Health & Educational Facilities Authority, RB
0.220%, 05/01/13	800	800
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.210%, 05/01/13	170	170

		970

Total Municipal Bonds (Cost $15,790) ($ Thousands)		15,790

CORPORATE OBLIGATIONS — 0.4%
ANZ National International
6.200%, 07/19/13 (B)	1,275	1,292
Royal Bank of Canada MTN
2.100%, 07/29/13	54	54
Toyota Motor Credit MTN
1.375%, 08/12/13	119	119
US Bancorp MTN
2.000%, 06/14/13	275	276

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Westpac Banking
2.100%, 08/02/13	$90	$90

Total Corporate Obligations (Cost $1,831) ($ Thousands)		1,831

REPURCHASE AGREEMENTS (D) — 32.2%
Goldman Sachs
0.080%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $15,243,034 (collateralized by U.S. Treasury Notes, par value $14,738,400, 2.125%, 02/29/16, with total market value $15,547,957)	15,243	15,243
Goldman Sachs
0.160%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $75,000,333 (collateralized by various FNMA obligations, ranging in par value $1,171,539-$44,463,060, 2.321%-4.500%, 12/01/32-05/01/42, with total market value $76,500,340)	75,000	75,000
JPMorgan Securities
0.300%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $7,310,061 (collateralized by various corporate obligations*, ranging in par value $59,000-$605,000, 1.000%- 6.875%, 06/01/13-06/15/22, with total market value $7,676,440)	7,310	7,310
Mizuho
0.200%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $5,000,028 (collateralized by U.S. Treasury Bills, par value $5,100,700, 0.000%, 07/25/13, with total market value $5,100,083)	5,000	5,000
Mizuho
0.260%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $16,991,123 (collateralized by various corporate obligations*, ranging in par value $1,627-$15,619,128, 0.000%-8.550%, 07/25/13-12/01/27, with total market value $17,359,905)	16,991	16,991

3	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Capital
0.210%, dated 04/24/13, to be repurchased on 05/01/13, repurchase price $2,790,114 (collateralized by Norinchukin Bank, par value $2,873,818, 0.250%, 08/05/13, with total market value $2,873,818)	$2,790	$2,790
RBC Capital
0.210%, dated 04/24/13, to be repurchased on 05/01/13, repurchase price $6,380,261 (collateralized by various corporate obligations*, ranging in par value $621,712-$3,619,709, 3.450%- 5.125%, 10/07/19-02/15/23, with total market value $6,699,001)	6,380	6,380
RBC Capital
0.220%, dated 04/25/13, to be repurchased on 05/02/13, repurchase price $7,865,336 (collateralized by various corporate obligations*, ranging in par value $63,684-$1,380,291, 1.625%- 5.200%, 03/06/14-02/15/23, with total market value $8,258,251)	7,865	7,865
Wells Fargo
0.290%, dated 04/25/13, to be repurchased on 05/02/13, repurchase price $2,895,163 (collateralized by Gulf South Pipeline, par value $2,596,160, 6.300%, 08/05/17, with total market value $3,042,713)	2,895	2,895
Wells Fargo
0.290%, dated 04/30/13, to be repurchased on 05/07/13, repurchase price $2,830,160 (collateralized by various corporate obligations*, ranging in par value $272,341-$1,429,000, 1.969%- 4.700%, 06/20/17-01/15/21, with total market value $2,971,668)	2,830	2,830

Total Repurchase Agreements (Cost $142,304) ($ Thousands)		142,304

Total Investments — 100.0% (Cost $442,515)($ Thousands) †		$442,515

* A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at April 30, 2013, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
JP Morgan Chase	Altria	4.750%	05/05/21	$380
	Altria	8.500	11/10/13	270
	Altria	8.500	11/10/13	270
	Cox Communications	4.625	06/01/13	434
	Duke Energy	2.150	11/15/16	313
	Duke Energy	5.650	06/15 /13	200
	Duke Energy	3.550	09/15/21	228
	Ecolab	1.000	08/09/15	430
	Hasbro	6.125	05/15/14	151
	Intesa	3.125	01/15/16	605
	Liberty Property	4.125	6/15/22	155
	Marsh & McLennan	5.375	07/15/14	307
	Nevada Power	6.500	05/15/18	410
	Norfolk Southern	5.750	01/15/16	144
	Northrop Grumman	1.850	11/15/15	365
	Omnicom	6.250	07/15/19	500
	PC Financial	5.000	11/15/14	125
	Pride International	6.875	08/15/20	375
	Sierra Pacific Power	5.450	09/01/13	277
	Telefonica Emisiones	3.729	04/27/15	165
	Thermo Electron	3.600	08/15/21	150
	Thermo Electron	3.250	11/20/14	59
	Time Warner	4.000	01/15/22	600
	Time Warner	5.875	11/15/16	158
	Ventas Realty	3.125	11/30/15	180
Mizuho	Dow Chemical	8.550	05/15/19	2
	Eaton	0.638	06/16/14	864
	FNMA	3.000	12/01/27	15,619
	U.S. Treasury Bills	0.000	07/25/13	46
	Wells Fargo	3.450	02/13/23	127
RBC Capital	Autodesk	3.600	12/15/22	2,174
	Enel Finance International	5.125	10/07/19	622
	Kinder Morgan	3.450	02/15/23	3,620
RBC Capital	Autodesk	3.600	12/15/22	856
	Barclays Bank	5.200	07/10/14	64
	Credit Agricole	1.625	04/15/16	517
	Eli Lilly	4.200	03/06/14	1,211
	France Telecom	4.375	07/08/14	1,025
	Kinder Morgan	3.450	02/15/23	1,380
	Penske Truck Leasing	2.500	07/11/14	292
	PNC	4.375	08/11/20	152
	Telefonica Emisiones	5.134	04/27/20	1,150
	Toyota Motor	2.625	01/10/23	1,265
Wells Fargo	AT & T	3.000	02/15/15	978
	Bank of NY Mellon	1.969	06/20/17	272
	Time Warner	4.700	01/15/21	1 ,429

Percentages are based on Net Assets of $442,521 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

4	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Money Market Fund

April 30, 2013

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2013, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of April 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

5	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Government Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 43.9%
FFCB
0.330%, 05/01/13 (A)	$6,000	$6,000
0.300%, 05/01/13 (A)	1,160	1,160
0.250%, 05/01/13 (A)	4,834	4,834
0.220%, 05/01/13 (A)	7,689	7,688
4.420%, 05/07/13	34	34
0.169%, 05/12/13 (A)	14,875	14,870
4.150%, 05/15/13	4,275	4,282
3.700%, 05/15/13	854	855
4.000%, 05/21/13	2,705	2,711
0.600%, 05/23/13	1,500	1,500
0.250%, 05/24/13	1,175	1,175
0.169%, 05/24/13 (A)	125	125
0.138%, 05/27/13 (A)	12,000	11,999
0.148%, 05/29/13 (A)	115	115
0.220%, 06/19/13	203	203
5.400%, 06/24/13	68	69
1.375%, 06/25/13	1,420	1,423
3.880%, 07/08/13	183	184
3.875%, 10/07/13	3,287	3,340
0.700%, 11/04/13	155	155
0.400%, 11/08/13	345	345
0.300%, 11/18/13	1,090	1,091
0.200%, 11/20/13 to 12/03/13	2,802	2,802
0.190%, 12/13/13	5,170	5,171
0.150%, 01/17/14	4,350	4,349
FFCB, Ser 1
0.230%, 05/01/13 (A)	1,185	1,185
0.179%, 05/14/13 (A)	15,250	15,246
FHLB
0.370%, 05/01/13 (A)	1,000	1,000
0.300%, 05/01/13 (A)	100	100
0.230%, 05/01/13 (A)	7,000	6,999
0.220%, 05/01/13 (A)	11,925	11,922
0.220%, 05/02/13	5,700	5,700
0.230%, 05/03/13 to 06/06/13	14,215	14,215
0.300%, 05/07/13 to 12/06/13	11,300	11,308
0.310%, 05/16/13	2,250	2,250
0.240%, 05/16/13 to 07/25/13	355	355
3.625%, 05/29/13 to 10/18/13	18,860	19,143
0.510%, 05/29/13	55	55
0.375%, 05/30/13 to 01/29/14	5,485	5,490
0.350%, 06/06/13 to 07/11/13	3,015	3,015
5.375%, 06/14/13	3,885	3,909
4.250%, 06/14/13	780	784
3.875%, 06/14/13	1,240	1,246
3.750%, 06/14/13	380	382
1.625%, 06/14/13	3,055	3,060
0.180%, 06/14/13 to 01/07/14	26,735	26,735
1.875%, 06/21/13	23,350	23,405
0.330%, 07/01/13 to 01/03/14	6,475	6,477
0.250%, 07/01/13 to 09/06/13	22,445	22,449
0.170%, 07/12/13 to 07/17/13	24,670	24,669
0.280%, 08/13/13 to 11/21/13	19,350	19,359
5.125%, 08/14/13	95	96
4.000%, 09/06/13	2,205	2,234
5.250%, 09/13/13	115	117
1.000%, 09/13/13	1,500	1,505
4.110%, 09/27/13	1,660	1,687
0.200%, 10/04/13	750	750

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.150%, 10/04/13	$3,880	$3,880
2.000%, 10/25/13 to 10/30/13	915	924
0.110%, 10/25/13	11,745	11,745
0.290%, 11/08/13 to 12/06/13	7,365	7,370
3.125%, 12/13/13	5,405	5,504
0.500%, 12/13/13	14,105	14,134
FHLB, Ser 1
0.210%, 05/01/13 (A)	1,350	1,350
0.250%, 07/02/13	1,065	1,065
0.500%, 08/28/13	355	355
FHLB
4.500%, 09/16/13	1,125	1,143
FHLB
0.310%, 12/06/13	6,340	6,345
FHLMC
0.430%, 05/01/13 (A)	2,001	2,003
0.154%, 05/03/13 (A)	2,500	2,500
3.500%, 05/29/13	11,595	11,624
4.000%, 06/12/13	1,839	1,847
3.750%, 06/28/13	200	201
4.500%, 07/15/13 to 01/15/14	15,598	15,816
4.125%, 09/27/13	12,920	13,128
0.500%, 10/15/13	12,945	12,965
0.375%, 10/15/13 to 10/30/13	16,715	16,730
0.875%, 10/28/13	776	779
4.875%, 11/15/13	26,818	27,503
2.500%, 01/07/14	7,101	7,215
0.450%, 01/09/14	3,378	3,385
1.375%, 02/25/14	3,328	3,361
FHLMC MTN
4.250%, 05/22/13	965	967
0.375%, 11/27/13	5,023	5,029
FNMA
1.500%, 06/26/13	760	762
FNMA
0.370%, 05/01/13 (A)	5,000	5,000
0.360%, 05/01/13 (A)	1,700	1,700
0.170%, 05/08/13 (A)	19,543	19,540
0.200%, 05/17/13 (A)	78	78
0.179%, 05/20/13 (A)	7,830	7,828
0.168%, 05/27/13 (A)	25,000	24,989
4.050%, 05/28/13	170	171
3.875%, 07/12/13	9,212	9,279
4.375%, 07/17/13	4,025	4,061
0.500%, 08/09/13	4,389	4,393
1.250%, 08/20/13	4,232	4,246
1.000%, 09/23/13	2,100	2,107
1.125%, 10/08/13	1,740	1,747
4.625%, 10/15/13	4,863	4,962
1.050%, 10/22/13	810	813
2.875%, 12/11/13	9,423	9,579
0.750%, 12/18/13	3,500	3,513
Tennessee Valley Authority
4.750%, 08/01/13	1,220	1,234

Total U.S. Government Agency Obligations (Cost $598,197) ($ Thousands)		598,197

1	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Government Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (B) — 55.9%
Bank of Montreal
0.150%, dated 04/30/13, to be repurchased on 05/01/13,repurchase price $50,000,208 (collateralized by various FNMA obligations, ranging in par value $922,000-$25,000,000, 0.500%- 0.800%, 08/14/17-02/20/18, with total market value $51,002,413)	$50,000	$50,000
Bank of Nova Scotia
0.140%, dated 03/12/13, to be repurchased on 06/10/13,repurchase price $15,005,250 (collateralized by various FHLB/FHLMC obligations, ranging in par value $2,145,000- $6,995,000, 0.000%-1.000%, 09/29/17-10/09/24, with total market value $15,321,475) (C)	15,000	15,000
Bank of Nova Scotia
0.140%, dated 03/06/13, to be repurchased on 06/04/13,repurchase price $15,005,250 (collateralized by various FHLB/FHLMC/FNMA obligations,ranging in par value $37,000- $6,500,000, 0.000%-1.250%, 03/30/16-06/27/18, with total market value $15,311,314) (C)	15,000	15,000
Bank of Nova Scotia
0.150%, dated 04/30/13, to be repurchased on 05/01/13,repurchase price $100,000,417 (collateralized by U.S. Treasury Notes, par value $101,788,713, 1.000%, 10/15/13, with total market value $102,000,425)	100,000	100,000
Barclays Capital
0.160%, dated 04/30/13, to be repurchased on 05/01/13,repurchase price $125,000,556 (collateralized by various FHLMC/FNMA obligations,ranging in par value $9,492,000- $45,540,000, 0.000%-2.660%, 05/13/16-08/28/23, with total market value $127,500,940)	125,000	125,000
Goldman Sachs
0.140%, dated 04/30/13, to be repurchased on 05/01/13,repurchase price $238,559,928 (collateralized by various FNMA obligations, ranging in par value $97,138,000-$144,628,000, 0.800%-0.850%, 12/05/14- 02/13/15, with total market value $243,331,482)	238,559	238,559

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase
0.150%, dated 04/30/13, to be repurchased on 05/01/13,repurchase price $200,000,833 (collateralized by various U.S. Treasury Notes/FFCB obligations, ranging in par value $527,000-$110,855,000, 2.350%-6.125%, 04/04/23-12/27/32, with total market value $204,003,590)	$200,000	$200,000
RBC Capital
0.130%, dated 04/30/13, to be repurchased on 05/01/13,repurchase price $3,254,012 (collateralized by U.S. Treasury Notes, par value $2,976,200, 2.625%, 11/15/20, with total market value $3,319,169)	3,254	3,254
RBC Capital
0.120%, dated 02/07/13, to be repurchased on 05/08/13,repurchase price $15,004,500 (collateralized by various FCSB/FHLB/FHLMC/FICO/FNMA obligations, ranging in par value $3,000-$1,450,000,000, 0.000%- 5.750%, 05/08/13-04/28/28, with total market value $15,305,559) (C)	15,000	15,000

Total Repurchase Agreements (Cost $761,813) ($ Thousands)		761,813

Total Investments — 99.8% (Cost $1,360,010)($ Thousands) †		$1,360,010

Percentages are based on Net Assets of $1,362,090 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

(C)	Securities considered illiquid. The total value of such securities as of April 30, 2013 was $45,000 ($ Thousands) and represented 3.3% of Net Assets.

FCSB — Federal Farm Credit Banks Consolidated Systemwide Bonds

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2013, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Government Fund

April 30, 2013

As of April 30, 2013, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

3	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Government II Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 86.2%
FFCB
0.330%, 05/01/13 (B)	$20,500	$20,500
0.300%, 05/01/13 (B)	1,380	1,380
0.250%, 05/01/13 (B)	5,218	5,218
0.220%, 05/01/13 (B)	6,926	6,925
0.174%, 05/01/13 (B)	7,000	7,000
5.420%, 05/10/13	180	180
0.169%, 05/12/13 (B)	14,835	14,830
4.150%, 05/15/13	4,070	4,076
3.700%, 05/15/13	813	814
0.189%, 05/19/13 (B)	1,100	1,100
4.000%, 05/21/13	180	180
0.169%, 05/24/13 (B)	180	180
0.138%, 05/27/13 (B)	14,000	13,999
0.148%, 05/29/13 (B)	170	170
1.375%, 06/25/13	5,345	5,355
3.880%, 07/08/13	178	179
0.250%, 08/19/13	270	270
3.875%, 10/07/13	3,875	3,937
0.650%, 10/15/13	290	291
0.700%, 11/04/13	145	145
0.400%, 11/08/13	318	318
0.230%, 12/04/13	995	995
0.190%, 12/13/13	4,830	4,831
FFCB DN (A)
0.010%, 05/01/13	2,500	2,500
0.070%, 05/03/13	20,455	20,455
0.060%, 05/10/13	17,730	17,730
0.052%, 05/13/13	29,385	29,385
0.050%, 05/14/13 to 05/15/13	27,000	27,000
0.030%, 05/22/13	8,110	8,110
FFCB, Ser 1
0.230%, 05/01/13 (B)	1,095	1,095
0.179%, 05/14/13 (B)	16,340	16,336
FHLB
0.300%, 05/01/13 (B)	4,700	4,700
0.230%, 05/01/13 (B)	4,500	4,500
0.220%, 05/01/13 (B)	11,390	11,388
0.220%, 05/02/13 to 06/04/13	10,340	10,340
0.200%, 05/02/13 to 10/04/13	1,265	1,265
0.300%, 05/07/13 to 12/04/13	14,575	14,585
0.240%, 05/10/13 to 08/09/13	45,220	45,223
0.230%, 05/10/13 to 06/06/13	40,835	40,839
0.350%, 05/14/13 to 07/11/13	12,005	12,007
0.310%, 05/16/13 to 12/05/13	8,380	8,386
0.320%, 05/17/13	180	180
3.625%, 05/29/13 to 10/18/13	22,775	23,090
5.375%, 06/14/13	4,350	4,377
4.250%, 06/14/13	765	769
3.875%, 06/14/13	2,160	2,170
3.750%, 06/14/13	370	372
1.625%, 06/14/13	5,665	5,675
0.150%, 06/14/13 to 10/04/13	22,440	22,439
1.875%, 06/21/13	24,565	24,623
0.330%, 07/01/13 to 01/03/14	4,960	4,962
0.250%, 07/01/13 to 09/06/13	15,740	15,743
0.170%, 07/12/13 to 07/17/13	23,525	23,523

Description	Face Amount ($ Thousands)	Value ($ Thousands)

5.125%, 08/14/13	$100	$101
0.270%, 08/16/13 to 09/12/13	13,940	13,944
0.180%, 08/20/13 to 01/07/14	15,830	15,830
4.000%, 09/06/13	1,260	1,277
5.250%, 09/13/13	120	122
1.000%, 09/13/13	805	807
4.500%, 09/16/13	2,250	2,287
0.280%, 09/16/13 to 11/21/13	38,190	38,210
4.110%, 09/27/13	1,820	1,849
0.375%, 10/18/13 to 01/29/14	17,865	17,887
0.110%, 10/25/13	9,230	9,230
0.290%, 11/08/13 to 12/06/13	1,810	1,811
0.125%, 11/08/13 to 12/20/13	9,620	9,619
4.875%, 12/13/13	2,290	2,357
3.125%, 12/13/13	4,885	4,975
0.500%, 12/13/13	11,905	11,930
FHLB DN (A)
0.073%, 05/01/13	32,050	32,050
0.070%, 05/03/13	62,280	62,280
0.040%, 05/08/13	18,115	18,115
0.068%, 05/22/13 to 05/24/13	94,415	94,411
0.075%, 06/12/13	79,100	79,093
0.080%, 07/05/13	23,940	23,937
0.055%, 07/12/13	11,505	11,504
FHLB, Ser 1
0.210%, 05/01/13 (B)	1,305	1,305
0.250%, 07/02/13	1,065	1,065
0.500%, 08/28/13	1,270	1,271
Tennessee Valley Authority
4.750%, 08/01/13	1,395	1,411
Tennessee Valley Authority DN (A)
0.080%, 05/02/13 to 06/06/13	29,795	29,794
0.085%, 05/09/13	285	285
0.121%, 06/20/13	22,915	22,913
0.081%, 07/11/13	24,565	24,561
0.075%, 07/25/13	21,575	21,571

Total U.S. Government Agency Obligations (Cost $1,054,442) ($ Thousands)		1,054,442

U.S. TREASURY OBLIGATIONS — 13.7%
U.S. Treasury Bills (A)
0.032%, 05/02/13	159,168	159,168
U.S. Treasury Notes
3.625%, 05/15/13	9,170	9,182

Total U.S. Treasury Obligations (Cost $168,350) ($ Thousands)		168,350

Total Investments — 99.9% (Cost $1,222,792)($ Thousands) †		$1,222,792

Percentages are based on Net Assets of $1,223,789 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

1	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Government II Fund

April 30, 2013

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2013, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of April 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2013, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (C)(D) — 46.5%
ANZ National International
0.260%, 07/11/13	$58,260	$58,230
ASB Finance
0.295%, 05/16/13	30,415	30,411
0.281%, 06/21/13	15,190	15,184
0.260%, 07/25/13 to 10/03/13	37,263	37,234
0.240%, 09/12/13	7,405	7,398
0.250%, 10/22/13	26,505	26,473
BNZ International Funding
0.300%, 05/09/13 to 05/16/13	56,792	56,787
0.260%, 08/08/13	23,400	23,383
0.240%, 10/17/13	78,600	78,511
Bryant Park Funding LLC
0.150%, 05/01/13	110,635	110,635
Chariot Funding LLC
0.320%, 05/08/13	6,520	6,520
0.300%, 05/16/13	9,158	9,157
0.321%, 05/20/13 to 06/04/13	17,667	17,663
0.321%, 06/25/13	7,250	7,246
0.300%, 07/10/13	6,265	6,261
0.270%, 07/23/13 to 10/09/13	53,540	53,500
0.269%, 10/04/13	18,877	18,855
Coca-Cola
0.140%, 05/07/13	55,005	55,004
0.190%, 10/21/13	7,080	7,073
0.180%, 11/04/13	18,000	17,983
Commonwealth Bank of Australia
0.230%, 10/22/13	38,000	37,958
DNB Bank
0.230%, 05/16/13	26,295	26,292
0.210%, 07/01/13 to 07/08/13	54,000	53,980
Fairway Finance LLC
0.200%, 05/02/13	11,500	11,500
0.220%, 07/25/13	7,404	7,400
FCAR Owner Trust
0.270%, 05/14/13 to 07/08/13	49,725	49,717
0.250%, 08/06/13	3,012	3,010
0.300%, 08/09/13	16,575	16,561
0.280%, 10/04/13	15,034	15,016
Google
0.110%, 05/15/13	22,500	22,499
0.170%, 10/01/13	21,125	21,110
Gotham Funding
0.210%, 07/08/13 to 07/09/13	39,340	39,324
Jupiter Securitization LLC
0.321%, 05/20/13	7,175	7,174
0.300%, 07/03/13 to 07/10/13	43,660	43,637
0.280%, 07/15/13	10,260	10,254
0.270%, 07/23/13 to 08/08/13	18,490	18,477
0.250%, 09/12/13	2,000	1,998

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Liberty Street Funding LLC
0.170%, 05/15/13 to 05/22/13	$114,655	$114,645
Manhattan Asset Funding LLC
0.190%, 05/21/13	22,000	21,998
0.220%, 06/07/13	1,040	1,040
0.209%, 06/10/13	25,570	25,564
0.210%, 06/21/13	21,700	21,693
Market Street Funding LLC
0.200%, 05/03/13 to 07/17/13	85,170	85,159
MetLife Short-Term Funding LLC
0.260%, 07/15/13	35,850	35,830
Nestle Finance International
0.140%, 08/05/13	19,340	19,333
New York Life Capital
0.160%, 05/01/13	15,000	15,000
0.140%, 07/18/13	4,600	4,599
Old Line Funding LLC
0.300%, 05/20/13 to 05/21/13	38,358	38,352
0.210%, 08/01/13 to 08/14/13	34,125	34,106
0.200%, 08/27/13	39,540	39,514
Skandinaviska Enskilda Banken
0.205%, 06/25/13	26,560	26,552
Thunder Bay Funding LLC
0.200%, 05/20/13	1,426	1,426
0.210%, 08/09/13 to 08/14/13	25,681	25,665
0.220%, 08/15/13	33,345	33,323
Toyota Credit Canada
0.210%, 08/15/13 to 08/19/13	76,750	76,702
Toyota Financial Services de Puerto Rico
0.220%, 07/17/13	31,000	30,985
Toyota Motor Credit
0.230%, 05/30/13	30,000	29,994
0.240%, 06/07/13	25,000	24,994
Victory Receivables
0.170%, 05/15/13	23,000	22,999
0.180%, 05/17/13	37,000	36,997
Westpac Securities
0.295%, 06/05/13	39,695	39,684
Working Capital Management
0.200%, 05/06/13 to 05/23/13	51,931	51,927

Total Commercial Paper (Cost $1,887,496) ($ Thousands)		1,887,496

CERTIFICATES OF DEPOSIT — 12.7%
Bank of Montreal
0.270%, 05/10/13	41,570	41,570
0.200%, 05/16/13	20,500	20,500
0.300%, 06/05/13	20,926	20,926
0.526%, 07/19/13	1,970	1,971
Bank of Nova Scotia
0.480%, 06/12/13	5,585	5,590

1	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.697%, 07/18/13	$1,895	$1,899
0.220%, 08/09/13	4,700	4,700
Branch Banking & Trust
0.200%, 08/02/13	80,200	80,200
DNB Bank
0.200%, 07/10/13	35,000	35,000
Skandinaviska Enskilda Banken
0.240%, 05/01/13	17,990	17,990
0.200%, 05/13/13	41,500	41,500
0.970%, 07/23/13	10,865	10,884
0.350%, 07/23/13	15,575	15,579
Sumitomo Mitsui Banking
0.230%, 05/02/13	8,000	8,000
0.230%, 05/13/13	50,400	50,400
0.230%, 05/13/13	29,000	29,000
0.310%, 07/09/13	4,400	4,401
0.230%, 07/16/13	18,990	18,990
Svenska Handelsbanken
0.215%, 05/07/13	62,800	62,800
0.205%, 07/12/13	5,000	5,000
0.205%, 07/16/13	37,000	37,000

Total Certificates of Deposit (Cost $513,900) ($ Thousands)		513,900

TIME DEPOSITS — 9.6%
Citibank Canada
0.150%, 05/01/13	97,000	97,000
Lloyds TSB Bank
0.140%, 05/01/13	196,000	196,000
US Bank Cayman
0.070%, 05/01/13	95,913	95,913

Total Time Deposits (Cost $388,913) ($ Thousands)		388,913

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.6%
FFCB
0.230%, 05/01/13 (A)	2,850	2,850
FFCB, Ser 1
0.179%, 05/14/13 (A)	37,015	37,006
FHLB
0.230%, 05/01/13 (A)	17,505	17,503
0.220%, 05/01/13 (A)	14,705	14,702
1.875%, 06/21/13	35,655	35,736
0.300%, 11/22/13 to 12/06/13	7,160	7,165
4.875%, 11/27/13	3,675	3,774
FHLMC
0.430%, 05/01/13 (A)	28,310	28,307
FHLMC MTN
0.375%, 11/27/13	2,354	2,356

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA (A)
0.370%, 05/01/13	$11,000	$10,999
0.360%, 05/01/13	7,000	6,999
0.209%, 05/20/13	190	190
0.179%, 05/20/13	18,235	18,231

Total U.S. Government Agency Obligations (Cost $185,818) ($ Thousands)		185,818

MUNICIPAL BONDS (A) — 4.2%

Arkansas — 0.1%
Pima County, Industrial Development Authority, RB
0.240%, 05/01/13	4,800	4,800

California — 0.4%
California State, Wide Communities Development Authority, RB
0.220%, 05/02/13	7,295	7,295
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.180%, 05/02/13	3,385	3,385
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.200%, 05/02/13	4,750	4,750

		15,430

Colorado — 0.2%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.210%, 05/01/13	100	100
0.190%, 05/01/13	900	900
0.170%, 05/01/13	2,670	2,670
0.180%, 05/01/13	1,735	1,735
Colorado State, Housing & Finance Authority, Ser C1, RB
0.200%, 05/01/13	900	900
Colorado State, Housing & Finance Authority, Ser CL1, RB
0.210%, 05/01/13	200	200

		6,505

Indiana — 0.2%
Indiana, Finance Authority, Ser F, RB
0.200%, 05/02/13	8,280	8,280

Iowa — 0.2%
Iowa State, Finance Authority, Ser B, RB
0.240%, 05/02/13	900	900
Iowa State, Finance Authority, Ser C, RB
0.187%, 05/02/13	7,375	7,375

2	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa State, Finance Authority, Ser G, RB
0.190%, 05/02/13	$210	$210
Iowa State, Finance Authority, Ser M, RB
0.180%, 05/02/13	650	650

		9,135

Massachusetts — 0.1%
Simmons College, RB
0.190%, 05/02/13	2,760	2,760

Michigan — 0.4%
Kent, Hospital Finance Authority, Ser C, RB
0.210%, 05/01/13	17,365	17,365

Mississippi — 0.1%
Mississippi, Business Finance, Ser A, RB
0.170%, 05/01/13	4,540	4,540

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.210%, 05/01/13	3,940	3,940

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.170%, 05/01/13	2,945	2,945

New Mexico — 0.1%
New Mexico State, Finance Authority, Sub-Ser D, RB
0.187%, 05/02/13	3,600	3,600

New York — 0.3%
City of New York, Sub-Ser D-3, GO
0.180%, 05/01/13	5,765	5,765
New York State, Energy Research & Development Authority, Sub-Ser A-3, RB
0.220%, 05/01/13	6,300	6,300

		12,065

Ohio — 0.1%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.210%, 05/02/13	5,425	5,425

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Rhode Island — 0.1%
Rhode Island, Health & Educational Building, Ser B, RB
0.220%, 05/01/13	$5,460	$5,460

South Carolina — 0.1%
South Carolina, Jobs-Economic Development Authority, Ser C, RB
0.220%, 05/01/13	3,750	3,750

Texas — 1.1%
Texas State, GO
0.180%, 05/01/13	5,045	5,045
0.170%, 05/07/13	3,780	3,780
0.190%, 05/07/13	4,035	4,035
0.160%, 05/07/13	3,025	3,025
Texas State, Ser A, GO
0.160%, 05/07/13	3,775	3,775
Texas State, Ser A-2, GO
0.158%, 05/01/13	400	400
Texas State, Ser B, GO
0.170%, 05/02/13	5,710	5,710
Texas State, Ser B2, GO
0.178%, 05/01/13	1,000	1,000
Texas State, Ser C, GO
0.180%, 05/01/13	9,090	9,090
Texas State, Ser I, GO
0.178%, 05/01/13	2,395	2,395
University of Texas System, Ser B, RB
0.170%, 05/02/13	8,225	8,225

		46,480

Vermont — 0.2%
Vermont, Student Assistance, Ser B-1, RB
0.200%, 05/02/13	6,980	6,980

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, RB
0.220%, 05/01/13	8,300	8,300
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.210%, 05/01/13	2,595	2,595
Wisconsin State, Housing &
Economic Development Authority, Ser B, RB
0.178%, 05/02/13	915	915

		11,810

Total Municipal Bonds (Cost $171,270) ($ Thousands)		171,270

3	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 0.5%
ANZ National International
6.200%, 07/19/13 (B)	$8,900	$9,015
General Electric Capital MTN
0.504%, 06/28/13 (A)	6,165	6,175
National Australia Bank
5.350%, 06/12/13 (B)	1,000	1,006
Royal Bank of Canada MTN
2.100%, 07/29/13	435	437
Toyota Motor Credit MTN
1.375%, 08/12/13	898	901
US Bancorp MTN
2.000%, 06/14/13	1,685	1,688
Westpac Banking
2.100%, 08/02/13	2,310	2,321

Total Corporate Obligations (Cost $21,543) ($ Thousands)		21,543

REPURCHASE AGREEMENTS (E) — 22.0%
Bank of Nova Scotia
0.160%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $38,000,169 (collateralized by U.S. Treasury Notes, par value $38,593,700, 0.625%, 08/31/17, with total market value $38,760,271)	38,000	38,000
Goldman Sachs
0.080%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $25,257,056 (collateralized by U.S. Treasury Notes, par value $20,322,700, 9.250, 02/15/16, with total market value $25,762,250)	25,257	25,257
Goldman Sachs
0.080%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $24,000,053 (collateralized by U.S. Treasury Notes, par value $19,311,300, 9.250%, 02/15/16, with total market value $24,480,140)	24,000	24,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Goldman Sachs
0.160%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $25,000,111 (collateralized by various FNMA obligations, ranging in par value $6,799,595-$20,204,298, 3.500%-3.500%, 03/01/32- 04/01/43, with total market value $25,500,114)	$25,000	$25,000
Goldman Sachs
0.160%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $100,000,444 (collateralized by various FNMA/FHLMC obligations, ranging in par value $10,266,315-$65,936,886, 2.165%-4.500%, 05/01/30- 04/01/43, with total market value $102,000,454)	100,000	100,000
Goldman Sachs
0.080%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $84,757,188 (collateralized by U.S. Treasury Notes, ranging in par value $32,006,500-$53,832,000, 0.125%-1.250%, 09/30/13- 03/15/14, with total market value $86,452,409)	84,757	84,757
JPMorgan Chase
0.300%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $113,155,943 (collateralized by various corporate obligations*, ranging in par value $2,000-$17,296,000, 0.729%-8.125%, 06/01/13- 01/15/23, with total market value $118,814,777)	113,155	113,155
JPMorgan Chase
0.170%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $78,000,368 (collateralized by various FHLMC obligations, ranging in par value $2,035,000-$7,336,165, 1.700%-5.792%, 03/01/19- 12/01/41, with total market value $79,560,512)	78,000	78,000

4	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Capital
0.210%, dated 04/24/13, to be repurchased on 05/01/13, repurchase price $76,228,113 (collateralized by various corporate obligations*, ranging in par value $1,000-$13,500,000, 0.000%-8.250%, 05/28/13- 04/26/23, with total market value $79,575,501)	$76,225	$76,225
RBC Capital
0.220%, dated 04/25/13, to be repurchased on 05/02/13, repurchase price $66,402,840 (collateralized by various corporate obligations*, ranging in par value $2,000-$6,689,101, 0.000%-7.500%, 12/16/13- 04/15/23, with total market value $69,722,983)	66,400	66,400
RBC Capital
0.130%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $100,000,361 (collateralized by U.S. Treasury Notes, par value $91,460,700, 2.625%, 11/15/20, with total market value $102,000,383)	100,000	100,000
RBC Capital
0.170%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $83,699,395 (collateralized by various FNMA/FHLMC obligations, ranging in par value $864,279- $27,378,797,1.947%-5.500%, 01/01/18-05/01/43, with total market value $85,373,384)	83,699	83,699
Wells Fargo
0.170%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $28,000,132 (collateralized by various FHLMC/FNMA obligations, ranging in par value $6,933,015- 15,137,612, 3.000%-4.000%, 11/01/27- 11/01/42, with total market value $28,560,135)	28,000	28,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo
0.290%, dated 04/30/13, to be repurchased on 05/07/13, repurchase price $24,426,377 (collateralized by various corporate obligations*, ranging in par value $288,308-$1,515,000, 0.000%-7.500%, 09/25/13-12/01/22, with total market value $25,647,697)	$24,425	$24,425
Wells Fargo
0.290%, dated 04/25/13, to be repurchased on 05/02/13, repurchase price $24,441,378 (collateralized by various corporate obligations*, ranging in par value $65,496-$3,478,148, 0.450%-6.400%, 09/27/13-06/01/22, with total market value $25,663,448)	24,440	24,440

Total Repurchase Agreements (Cost $891,358) ($ Thousands)		891,358

Total Investments — 100.1% (Cost $4,060,298)($ Thousands) †		$4,060,298

5	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2013

* A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at April 30, 2013, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)

JPMorgan Chase	Nomura	2.000%	09/13/16	$175
	Jersey Central Power	7.350	02/01/19	22
	Continental Airlines	7.256	03/15/20	6,450
	Rogers Wireless	7.500	03/15/15	280
	Fifth Third Bank	0.729	12/20/16	8,260
	Exelon	4.900	06/15/15	3
	Noranda	6.000	10/15/15	20
	Transcontinental Pipeline	6.050	06/15/18	5,249
	Tennessee Gas Pipeline	7.500	04/01/17	10,174
	H.J. Heinz	5.350	07/15/13	12,165
	Capital One	0.936	11/06/15	270
	Tennessee Gas Pipeline	8.000	02/01/16	2,191
	Centerpoint Energy	6.000	05/15/18	9,113
	Petroleos Mexicanos	8.000	05/03/19	4,000
	Dr Pepper Snapple	2.600	01/15/19	25
	Constellation Energy	4.550	06/15/15	17,296
	Northwest Pipeline	7.000	06/15/16	10
	XL Capital	5.250	09/15/14	8
	CRH America	8.125	07/15/18	10
	Walgreen	4.875	08/01/13	140
	Pemex	7.375	12/15/14	8,920
	Husky Energy	6.200	09/15/17	32
	CRH America	6.000	09/30/16	105
	Autozone	2.875	01/15/23	9,452
	Assoc Banc-Corp	5.125	03/28/16	10
	Xstrata	5.800	11/15/16	165
	Husky Energy	3.950	04/15/22	53
	Celgene	3.250	08/15/22	29
	Centerpoint Energy	6.125	11/01/17	1,000
	Medco Helath Solutions	7.125	03/15/18	6,310
	Celgene	1.900	08/15/17	50
	Celgene	3.950	10/15/20	2
	Phillips 66	1.950	03/05/15	50
	Centerpoint Energy	4.500	01/15/21	784
	Anglo American Capital	4.125	09/27/22	86
	Centerpoint Energy	6.150	05/01/16	95
	Noble	5.875	06/01/13	15
	Cenovus Energy	4.500	09/15/14	56
	Express Scripts	3.125	05/15/16	22
	H.J. Heinz	3.125	09/12/21	248
	Walgreen	1.800	09/15/17	1,115
	UBS	7.625	08/17/22	1,920
	Mead Johnson Nutrition	4.900	11/01/19	1,500
	Medco Helath Solutions	2.750	09/15/15	1,000
	Medco Helath Solutions	4.125	09/15/20	95
	Sonoco Products	4.375	11/01/21	44
RBC Capital	Daimler Financial	1.300	07/31/15	1,235
	Enel Finance International	5.125	10/07/19	180
	Xstrata	1.800	10/23/15	4,706
	United Technologies	0.787	06/01/15	199
	Teva Pharmaceutical	3.000	06/15/15	30
	Tesco	2.700	01/05/17	10
	Telefonica Emisiones	6.421	06/20/16	3,380
	Telefonica Emisiones	5.134	04/27/20	797
	Rio Tinto	1.875	11/02/15	2
	Phillip Morris International	0.000	02/26/15	3,000
	Pernod Richard	2.950	01/15/17	150
	Pepsico	0.800	08/25/14	4,190
	Pepsico	2.750	03/05/22	1,114
	Pepsico	0.000	02/26/16	477
	Pepsico	4.500	01/15/20	185
	Penske Truck Leasing	3.750	05/11/17	250
	Penske Truck Leasing	2.500	03/15/16	1,196
	Parker Hannifin	3.500	09/15/22	50
	NBCUniversal Enterprise	2.100	04/01/14	1,114
	National Oilwell	2.600	12/01/22	4,203
	Morgan Stanley	4.875	11/01/22	25
	Mattel	1.700	03/15/18	825
	Eli Lilly	5.200	03/15/17	2,000
	Eli Lilly	4.200	03/06/14	26
	Kimberly-Clark	7.500	11/01/18	2,000
	Kellogg	2.750	03/01/23	388
	ING Bank	2.000	09/25/15	3,760
	Household Finance	4.750	07/15/13	40
	Hewlett Packard	3.750	12/01/20	777
	Hewlett Packard	2.125	09/13/15	1,000
	Hewlett Packard	2.350	03/15/15	3,846
	HSBC	1.850	12/16/13	10
	HSBC	2.150	12/16/13	40
	Goldman Sachs	3.625	01/22/23	1,065
	Goldman Sachs	4.250	12/15/14	5
	Goldman Sachs	0.702	07/22/15	50
	Goldman Sachs	6.000	05/01/14	8
	Fiserv	4.750	06/15/21	3,450
	Emerson Electric	2.625	02/15/23	2,500
	Dollar General	4.125	07/15/17	1,376
	Dollar General	3.250	04/15/23	3,095
	MMI Medium Term Note	3.750	06/01/21	2,621
	Diageo	3.250	01/15/15	1,550
	John Deere	1.600	03/03/14	175
	Connecticut Light & Power	2.500	01/15/23	50

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)

RBC Capital - continued	Citigroup	4.750%	05/19/15	$300
	Burlington Nothern Santa Fe	3.000	03/15/23	10
	Boeing	3.250	10/27/14	125
	Baxter	5.375	06/01/18	135
	Anheusher Busch InBev	5.000	04/15/20	1,500
	Freeport-McMoran Copper & Gold	3.100	03/15/20	6,689
RBC Capital	American Express	6.650	09/15/15	20
	American Express	6.900	09/15/15	25
	American International Group	5.850	01/16/18	1,000
	American International Group	6.400	12/15/20	1,150
	American International Group	8.250	08/15/18	1,148
	Amgen	5.850	06/01/17	6
	Anheusher Busch InBev	5.000	04/15/20	35
	Anheusher Busch InBev	4.375	02/15/21	5
	Astrazenneca	5.400	06/01/14	90
	AT&T	2.625	12/01/22	20
	AT&T	3.875	08/15/21	50
	AT&T	3.000	02/15/15	1,705
	Barclays Bank	3.000	04/12/17	50
	Barrick Gold	2.900	05/30/16	1,203
	Barrick Gold	3.850	04/01/22	565
	Boeing	5.000	03/15/14	5
	Boeing	2.125	08/15/16	700
	Boston Properties	3.700	11/15/18	350
	Boston Scientific	5.450	06/15/14	406
	BP Capital	1.375	11/06/17	16
	Burlington Nothern Santa Fe	3.000	03/15/23	190
	Caterpillar	1.250	11/06/17	250
	Caterpillar	0.700	11/06/15	100
	Caterpillar	6.125	02/17/14	310
	Citigroup	5.375	08/09/20	1,814
	Citigroup	3.953	06/15/16	36
	Citigroup	4.500	01/14/22	527
	Comcast	2.850	01/15/23	5
	Daimler Financial	3.875	09/15/21	1,967
	Daimler Financial	2.625	09/15/16	235
	Daimler Financial	2.400	04/10/17	175
	Danske Bank	3.875	04/14/16	1,187
	Diageo	3.250	01/15/15	100
	Diageo	4.828	07/15/20	385
	Dollar General	4.125	07/15/17	3,053
	Dow Chemical	3.250	03/15/23	15
	Dow Chemical	3.000	11/15/22	10
	EADS Finance	2.700	04/17/23	425
	El Dupont Nemours	0.730	03/25/14	1,251
	Eli Lilly	4.200	03/06/14	97
	Enel Finance International	5.125	10/07/19	100
	FCAR Owner Trust	0.000	09/09/13	375
	France Telecom	2.125	09/16/15	333
	Freeport-McMoran Copper & Gold	3.100	03/15/20	172
	Freeport-McMoran Copper & Gold	3.550	03/01/22	696
	Genworth Financial	7.625	09/24/21	165
	Genworth Financial	7.700	06/15/20	39
	Genworth Financial	7.200	02/15/21	10
	Goldman Sachs	0.000	10/29/20	10
	Goldman Sachs	2.000	04/25/18	50
	Goldman Sachs	5.625	01/15/17	209
	Goldman Sachs	3.500	12/15/16	10
	Goldman Sachs	4.500	09/15/20	20
	Goldman Sachs	3.750	08/15/16	28
	Goldman Sachs	0.702	07/22/15	210
	Goldman Sachs	6.000	05/16/16	9
	Goldman Sachs	6.000	05/01/14	2,000
	GTE	6.840	04/15/18	100
	H&R Block	5.500	11/01/22	85
	Hewlett Packard	2.200	12/01/15	150
	Hewlett Packard	2.600	09/15/17	198
	Household Finance	4.660	09/15/13	10
	HSBC	4.250	11/17/14	10
	HSBC	4.450	10/15/14	50
	HSBC	3.100	09/15/15	10
	HSBC	5.800	08/15/14	12
	HSBC	2.500	02/18/14	10
	HSBC	1.625	01/16/18	1,569
	Hutchison Whampoa	2.000	11/08/17	53
	ICICI Bank	5.750	11/16/20	876
	ING Bank	0.000	03/07/16	3,000
	International Cce	2.125	09/15/15	100
	John Deere	1.850	09/15/16	33
	John Deere	2.950	03/09/15	100
	John Deere	1.600	03/03/14	375
	JPMorgan Chase	0.000	04/26/23	50
	JPMorgan Chase	4.250	10/15/20	695
	JPMorgan Chase	6.300	04/23/19	600
	JPMorgan Chase	4.875	03/15/14	39
	JPMorgan Chase	2.600	01/15/16	25
	Kellogg	4.000	12/15/20	566
	Kerry Group	3.200	04/09/23	3,000
	Kohl’s	3.250	02/01/23	85
	Lloyds	0.000	07/28/15	16
	Macquarie Group	6.250	01/14/21	197
	Marks & Spencer	6.250	12/01/17	1,142
	MMI Medium Term Note	3.750	06/01/21	286
	Morgan Stanley	3.500	09/20/18	34
	Morgan Stanley	4.875	11/01/22	100
	Morgan Stanley	4.100	01/26/15	100
	Morgan Stanley	0.820	10/15/15	150

6	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Prime Obligation Fund

April 30, 2013

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)

RBC Capital - continued	Morgan Stanley	4.000%	09/22/20	$150
	Morgan Stanley	0.000	08/31/15	1
	Morgan Stanley	0.000	07/15/20	30
	Morgan Stanley	3.991	03/15/21	50
	National Retail Properties	3.300	04/15/23	500
	NBCUniversal Enterprise	1.974	04/15/19	70
	Netapp	3.250	12/15/22	5
	Norinchukin Bank	0.250	08/05/13	4,597
	Norinchukin Bank	0.000	07/09/13	2,000
	Penske Truck Leasing	3.750	05/11/17	303
	PepsiAmericas	4.375	02/15/14	96
	Pepsico	0.800	08/25/14	250
	Pepsico	2.750	03/05/22	14
	Pepsico	2.750	03/01/23	100
	Pepsico	3.750	03/01/14	50
	Pepsico	0.000	02/26/16	113
	Pernod Richard	4.250	07/15/22	355
	Pernod Richard	4.450	01/15/22	219
	Pernod Richard	2.950	01/15/17	1,124
	Posco	5.250	04/14/21	500
	Precision Castparts	0.700	12/20/15	165
	Precision Castparts	1.250	01/15/18	1,128
	Prudential	5.000	03/17/14	50
	Salisbury Receivables	0.250	07/15/13	3,100
	Skandinaviska Enskilda Banken	0.000	10/07/13	13,500
	Teck Resources	2.500	02/01/18	465
	Telefonica Emisiones	4.570	04/27/23	50
	Telefonica Emisiones	3.729	04/27/15	1,293
	Telefonica Emisiones	5.462	02/16/21	709
	Teva Pharmaceutical	3.000	06/15/15	51
	Toyota Motor	0.430	05/28/13	337
	Toyota Motor	0.351	02/19/14	300
	Toyota Motor	2.800	01/11/16	100
	Toyota Motor	2.625	01/10/23	15
	Tupperware	4.750	06/01/21	1
	UBS	5.875	12/20/17	127
	United Technologies	5.375	12/15/17	25
	United Technologies	1.800	06/01/17	213
	United Technologies	0.787	06/01/15	2,011
	Vivendi	3.450	01/12/18	15
	Vodafone	1.250	09/26/17	1,391
	Volkswagen International Finance	1.600	11/20/17	95
	Volkswagen International Finance	1.150	11/20/15	165
	Volkswagen International Finance	2.375	03/22/17	327
	Wells Fargo	0.000	03/31/21	10
	Wells Fargo	3.450	02/13/23	529
	Wells Fargo	1.500	01/16/18	61
	Zoetis	1.875	02/01/18	75
Wells Fargo	TransCanada PipeLines	3.800	10/01/20	1,329
	Toyota Motor	0.000	03/10/15	1,515
	Time Warner	7.500	04/01/14	1,398
	Prologis	6.875	03/15/20	702
	Nevada Power	6.500	08/01/18	1,040
	Jefferies	5.500	03/15/16	1,391
	Intel	1.350	12/15/17	288
	General Electric	0.429	12/20/13	1,500
	ERP Operating	4.625	12/15/21	1,214
	Walt Disney	1.100	12/01/17	1,489
	Walt Disney	1.350	08/16/16	1,380
	Credit Suisse	5.300	08/13/19	1,255
	Candadian National Railway	2.850	12/15/21	1,413
	CVS Caremark	6.600	03/15/19	1,070
	BB&T	3.375	09/25/13	1,452
	American Express	2.800	09/19/16	1,268
	Agilent Technologies	6.500	11/01/17	1,062
	AT&T	2.625	12/01/22	1,420
	Walgreen	0.780	03/13/14	1,409
Wells Fargo	TD Ameritrade	4.150	12/01/14	65
	Scana	4.750	05/15/21	2,981
	Santander	3.000	09/24/15	348
	Morgan Stanley	5.500	07/24/20	339
	General Mills	3.150	12/15/21	3,193
	Walt Disney	0.450	12/01/15	975
	Digital Realty Trust	5.250	03/15/21	837
	Citigroup	1.727	01/13/14	3,250
	Cardinal Health	1.900	06/15/17	3,420
	Barrick North America Finance	4.400	05/30/21	785
	Anglo American Capital	2.150	09/27/13	3,478
	American International Group	6.400	12/15/20	2,747
	AT&T	5.500	02/01/18	491
	United Technologies	3.100	06/01/22	801

Percentages are based on Net Assets of $4,054,306 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at time of purchase.

(D)	Securities are held in connection with a letter of credit issued by major bank.

(E)	Tri-party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2013, all of the Fund’s investments are Level 2 in accordance with ASC 820.

As of April 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

7	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Treasury Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 37.4%
U.S. Treasury Notes
3.500%, 05/31/13	$2,625	$2,632
0.500%, 05/31/13 to 11/15/13	18,045	18,073
1.125%, 06/15/13	11,455	11,468
1.000%, 07/15/13	6,250	6,260
3.375%, 07/31/13	2,660	2,681
0.375%, 07/31/13	20,390	20,400
3.125%, 08/31/13	2,500	2,525
0.125%, 08/31/13	6,190	6,189
4.250%, 11/15/13	1,370	1,400
2.000%, 11/30/13	8,350	8,440
0.250%, 11/30/13	5,700	5,704
0.750%, 12/15/13	18,720	18,791

Total U.S. Treasury Obligations (Cost $104,563) ($ Thousands)		104,563

REPURCHASE AGREEMENTS (A) — 62.5%
Bank of Montreal
0.140%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $25,000,097 (collateralized by U.S. Treasury Notes, par value $25,390,600, 0.625%, 08/31/17, with total market value $25,500,186)	25,000	25,000
Bank of Nova Scotia
0.110%, dated 04/09/13, to be repurchased on 07/08/13, repurchase price $3,160,869 (collateralized by various U.S. Treasury Notes, ranging in par value $1,500-3,209,800, 0.375%- 0.625%, 11/15/15-11/30/17, with total market value $3,224,141) (B)	3,160	3,160
Bank of Nova Scotia
0.130%, dated 03/12/13, to be repurchased on 06/13/13, repurchase price $3,071,031 (collateralized by various U.S. Treasury Notes, ranging in par value $400- $2,744,600, 0.250%-5.375%, 07/31/14-02/15/31, with total market value $3,132,461) (B)	3,070	3,070
Bank of Nova Scotia
0.140%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $12,000,047 (collateralized by U.S. Treasury Notes, par value $11,586,700, 3.125%, 02/15/43, with total market value $12,240,052)	12,000	12,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Barclays Capital
0.150%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $11,000,046 (collateralized by U.S. Treasury Notes, par value $11,249,100, 0.625%, 03/30/18, with total market value $11,220,077)	$11,000	$11,000
Citibank
0.140%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $12,000,047 (collateralized by U.S. Treasury Notes, par value $12,200,100, 0.375%, 01/15/16, with total market value $12,240,064)	12,000	12,000
Credit Suisse
0.140%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $11,000,043 (collateralized by U.S. Treasury Bonds, par value $11,460,000, 2.750%, 08/15/42, with total market value $11,220,046)	11,000	11,000
Goldman Sachs
0.080%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $24,743,055 (collateralized by U.S. Treasury Bonds, par value $19,909,100, 9.250%, 02/15/16, with total market value $25,237,947)	24,743	24,743
JPMorgan Chase
0.120%, dated 03/12/13, to be repurchased on 06/10/13, repurchase price $1,000,300 (collateralized by U.S. Treasury Notes, par value $875,000, 4.625%, 11/15/16, with total market value $1,022,891) (B)	1,000	1,000
JPMorgan Chase
0.140%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $10,000,039 (collateralized by U.S. Treasury Notes, par value $8,730,000, 4.625%, 11/15/16, with total market value $10,205,532)	10,000	10,000

1	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Treasury Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Capital
0.070%, dated 04/24/13, to be repurchased on 05/01/13, repurchase price $3,230,044 (collateralized by various U.S. Treasury Notes, ranging in par value $100-$2,627,800, 0.000%-1.125%, 02/06/14-01/15/21, with total market value $3,294,683)	$3,230	$3,230
RBC Capital
0.110%, dated 04/11/13, to be repurchased on 07/10/13, repurchase price $4,001,100 (collateralized by various U.S. Treasury Notes, ranging in par value $1,200-$913,800, 0.000%-4.500%, 05/02/13-05/15/42, with total market value $4,081,219) (B)	4,000	4,000
RBC Capital
0.130%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $12,000,043 (collateralized by U.S. Treasury Notes, par value $10,975,300, 2.625%, 11/15/20, with total market value $12,240,064)	12,000	12,000
TD Securities
0.090%, dated 04/24/13, to be repurchased on 05/01/13, repurchase price $6,460,113 (collateralized by U.S. Treasury Notes, par value $6,083,300, 2.250%, 11/30/17, with total market value $6,600,130)	6,460	6,460
TD Securities
0.140%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $12,000,047 (collateralized by U.S. Treasury Notes, par value $7,912,800, 2.000%, 01/15/26, with total market value $12,240,186)	12,000	12,000
UBS
0.140%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $12,000,043 (collateralized by various U.S. Treasury Notes, ranging in par value $1,414,100-$9,015,400, 0.000%-3.625%, 08/22/13-04/15/28, with total market value $12,240,166)	12,000	12,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo
0.150%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $12,000,050 (collateralized by U.S. Treasury Notes, par value $12,241,000, 0.000%, 07/05/13, with total market value $12,240,094)	$12,000	$12,000

Total Repurchase Agreements (Cost $174,663) ($ Thousands)		174,663

Total Investments — 99.9% (Cost $279,226)($ Thousands) †		$279,226

Percentages are based on Net Assets of $279,536 ($ Thousands).

(A)	Tri-Party Repurchase Agreement.

(B)	Securities considered illiquid. The total value of such securities as of April 30, 2013 was $11,230 ($ Thousands) and represented 4.0% of Net Assets.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2013, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

As of April 30, 2013, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Treasury II Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 103.9%
U.S. Treasury Bills (A)
0.063%, 05/02/13	$84,963	$84,963
0.044%, 05/09/13	191,000	190,998
0.046%, 05/23/13	45,000	44,999
0.030%, 05/30/13	25,000	24,999
0.131%, 06/13/13	9,000	8,999
0.083%, 09/12/13	5,000	4,998
0.105%, 10/03/13	10,000	9,995
0.095%, 10/10/13	7,000	6,997
U.S. Treasury Notes
3.625%, 05/15/13	7,000	7,010
1.375%, 05/15/13	100,000	100,051
3.500%, 05/31/13	5,875	5,891
0.500%, 05/31/13 to 11/15/13	134,385	134,470
1.125%, 06/15/13	25,200	25,230
1.000%, 07/15/13	5,550	5,559
3.375%, 07/31/13	5,890	5,937
0.375%, 07/31/13	20,380	20,390
3.125%, 08/31/13	8,500	8,583
0.125%, 08/31/13	7,990	7,989
2.750%, 10/31/13	900	912
4.250%, 11/15/13	11,930	12,196
2.000%, 11/30/13	10,200	10,309
0.250%, 11/30/13	19,600	19,610
0.750%, 12/15/13	15,525	15,582

Total U.S. Treasury Obligations (Cost $756,667) ($ Thousands)		756,667

Total Investments — 103.9% (Cost $756,667)($ Thousands) †		$756,667

Percentages are based on Net Assets of $728,078 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

†	For Federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of April 30, 2013, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

As of April 30, 2013, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

1	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 44.0%

Banks — 11.9%
ABN AMRO Bank
1.375%, 01/22/16 (A)	$595	$596
American Express Centurion Bank
0.743%, 11/13/15 (B)	535	536
Bank of America
1.500%, 10/09/15	1,210	1,217
Bank of America MTN
1.696%, 01/30/14 (B)	350	353
1.104%, 03/22/16 (B)	200	200
Bank of Montreal
1.300%, 10/31/14 (A)	1,305	1,324
Bank of Montreal MTN
0.878%, 04/09/18 (B)	500	502
0.771%, 04/29/14 (B)	500	502
Bank of New York Mellon
0.570%, 07/28/14 (B)	600	601
Bank of New York Mellon MTN
1.200%, 02/20/15	312	316
0.723%, 03/06/18 (B)	350	350
Bank of Nova Scotia
1.850%, 01/12/15	1,465	1,496
0.721%, 09/11/15 (B)	800	803
Bank of Tokyo-Mitsubishi
0.739%, 02/26/16 (A)(B)	440	440
BB&T
0.976%, 04/28/14 (B)	525	528
BB&T MTN
3.375%, 09/25/13	315	319
BNP Paribas MTN
3.030%, 12/20/14 (B)	315	326
BPCE
2.375%, 10/04/13 (A)	504	508
BPCE MTN
0.276%, 04/25/16 (B)	500	502
Canadian Imperial Bank of Commerce
1.450%, 09/13/13	352	353
0.900%, 10/01/15	400	402
Capital One
0.734%, 03/22/16 (B)	500	499
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
0.762%, 03/18/16 (B)	1,370	1,373
Credit Suisse NY
1.265%, 01/14/14 (B)	660	664
Danske Bank
1.355%, 04/14/14 (A)(B)	1,050	1,055
Fifth Third Bank
0.400%, 05/17/13 (B)	670	670
0.288%, 02/26/16 (B)	790	790
HSBC Bank PLC
1.103%, 01/17/14 (A)(B)	923	928

Description	Face Amount ($ Thousands)	Value ($ Thousands)

HSBC Bank USA NY
4.625%, 04/01/14	$700	$726
HSBC USA
2.375%, 02/13/15	330	340
ING Bank
2.000%, 10/18/13 (A)	314	316
1.924%, 09/25/15 (A)(B)	550	560
Intesa Sanpaolo
3.125%, 01/15/16	350	350
PNC Bank
0.610%, 01/28/16 (B)	350	351
Royal Bank of Canada MTN
0.650%, 03/08/16 (B)	1,490	1,493
0.510%, 01/06/15 (B)	350	350
Royal Bank of Scotland PLC
2.550%, 09/18/15	295	304
Societe Generale
2.200%, 09/14/13 (A)	525	528
Standard Chartered PLC
1.242%, 05/12/14 (A)(B)	1,000	1,008
State Street
0.631%, 03/07/14 (B)	357	358
Sumitomo Mitsui Banking
1.350%, 07/18/15	250	253
SunTrust Banks
3.600%, 04/15/16	690	740
Svenska Handelsbanken
0.732%, 03/21/16 (B)	500	500
Swedbank Hypotek
0.734%, 03/28/14 (A)(B)	700	702
Toronto-Dominion Bank
0.577%, 07/14/14 (B)	620	622
UBS MTN
5.875%, 07/15/16	550	617
US Bank
0.585%, 10/14/14 (B)	600	600
Wachovia Bank
0.693%, 11/03/14 (B)	1,550	1,552
Wells Fargo
1.500%, 07/01/15	500	509
Wells Fargo MTN
0.906%, 04/23/18 (B)	650	651

		31,583

Consumer Products — 3.2%
Amazon.com
0.650%, 11/27/15	575	575
Best Buy
7.250%, 07/15/13	420	425
Comcast
5.850%, 11/15/15	200	226
Costco Wholesale
0.650%, 12/07/15	1,315	1,321
DIRECTV Holdings LLC
3.500%, 03/01/16	232	247
Hasbro
6.125%, 05/15/14	500	527

1	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Johnson Controls
0.723%, 02/04/14 (B)	$860	$862
Maytag MTN
6.450%, 08/15/14	550	590
NBCUniversal Enterprise
0.821%, 04/15/16 (A)(B)	445	447
0.000%, 04/15/18 (A)(B)	575	579
Newell Rubbermaid
2.000%, 06/15/15	450	457
Time Warner Cable
7.500%, 04/01/14	450	478
Viacom
1.250%, 02/27/15	247	249
Walgreen
0.780%, 03/13/14 (B)	930	932
Walt Disney MTN
0.450%, 12/01/15	600	600

		8,515

Energy — 1.3%
BP Capital Markets PLC
5.250%, 11/07/13	263	270
0.881%, 03/11/14 (B)	500	502
0.700%, 11/06/15	1,040	1,040
Enterprise Products Operating LLC
1.250%, 08/13/15	45	45
Kinder Morgan Energy Partners
5.000%, 12/15/13	410	421
Schlumberger Investment
0.830%, 09/12/14 (A)(B)	575	579
Schlumberger Norge
1.250%, 08/01/17 (A)	145	146
TransCanada PipeLines
0.750%, 01/15/16	350	350

		3,353

Financial Services — 9.6%
American Express Credit MTN
1.380%, 06/12/15 (B)	615	626
American Honda Finance
1.850%, 09/19/14 (A)	750	763
0.743%, 05/08/14 (A)(B)	450	452
American Honda Finance MTN
2.500%, 09/21/15 (A)	500	521
1.000%, 08/11/15 (A)	400	402
Caisse Centrale Desjardins du Quebec
1.700%, 09/16/13 (A)	660	663
Capital One Financial
1.454%, 07/15/14 (B)	255	257
Caterpillar Financial Services MTN
1.100%, 05/29/15	500	506
CDP Financial
3.000%, 11/25/14 (A)	1,040	1,080
Citigroup
4.875%, 05/07/15	700	746
1.250%, 01/15/16	1,085	1,088

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Daimler Finance North America LLC
2.300%, 01/09/15 (A)	$400	$409
1.250%, 01/11/16 (A)	600	603
1.059%, 04/10/14 (A)(B)	200	201
0.879%, 01/09/15 (A)(B)	860	863
ERAC USA Finance LLC
2.750%, 07/01/13 (A)	255	256
2.250%, 01/10/14 (A)	135	136
1.400%, 04/15/16 (A)	240	242
General Electric Capital
1.314%, 07/02/15 (B)	755	765
0.994%, 04/02/18 (B)	250	251
0.881%, 12/11/15 (B)	580	585
General Electric Capital MTN
1.162%, 05/09/16 (B)	500	506
1.000%, 01/08/16	250	251
Hartford Financial Services Group
4.625%, 07/15/13	371	374
Hyundai Capital America
1.625%, 10/02/15 (A)	685	686
ING US
2.900%, 02/15/18 (A)	350	358
John Deere Capital
0.950%, 06/29/15	500	505
Manufacturers & Traders Trust
0.581%, 03/07/16 (B)	360	360
National Rural Utilities Cooperative Finance
1.000%, 02/02/15	650	657
NCUA Guaranteed Notes
0.219%, 06/12/13 (B)	265	265
Nissan Motor Acceptance
4.500%, 01/30/15 (A)	320	340
PACCAR Financial MTN
0.566%, 02/08/16 (B)	450	450
Pricoa Global Funding I
5.450%, 06/11/14 (A)	1,000	1,054
Principal Life Global Funding II
1.000%, 12/11/15 (A)	795	798
0.904%, 07/09/14 (A)(B)	375	377
Principal Life Income Funding Trusts MTN
5.100%, 04/15/14	250	261
Rio Tinto Finance USA
8.950%, 05/01/14	500	541
Simon Property Group
6.750%, 05/15/14	550	576
SLM MTN
3.875%, 09/10/15	235	244
Sun Life Financial Global Funding III
0.530%, 10/06/13 (A)(B)	655	655
Toyota Motor Credit
0.875%, 07/17/15	500	503
Toyota Motor Credit MTN
1.375%, 08/12/13	420	421

2	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

TSMC Global
0.950%, 04/03/16 (A)	$325	$325
USAA Capital
3.500%, 07/17/14 (A)	250	259
Ventas Realty
3.125%, 11/30/15	519	548
Volkswagen International Finance
0.894%, 04/01/14 (A)(B)	1,250	1,252
Xstrata Finance Canada
1.800%, 10/23/15 (A)	1,300	1,316

		25,297

Food, Beverage & Tobacco — 3.2%
Anheuser-Busch InBev Worldwide
4.125%, 01/15/15	715	757
0.800%, 07/15/15	650	652
0.637%, 07/14/14 (B)	300	301
BAT International Finance PLC
1.400%, 06/05/15 (A)	945	957
Bottling Group LLC
6.950%, 03/15/14	350	369
Campbell Soup
0.613%, 08/01/14 (B)	640	642
Coca-Cola Enterprises
0.590%, 02/18/14 (B)	524	525
ConAgra Foods
1.300%, 01/25/16	600	606
Heineken
0.800%, 10/01/15 (A)	375	375
Kellogg
0.522%, 02/13/15 (B)	600	601
Kraft Foods Group
1.625%, 06/04/15	625	636
PepsiCo
0.800%, 08/25/14	297	299
Philip Morris International
6.875%, 03/17/14	400	423
2.500%, 05/16/16	500	525
Reynolds American
1.050%, 10/30/15	260	260
SABMiller Holdings
1.850%, 01/15/15 (A)	650	662

		8,590

Health Care — 2.2%
AbbVie
1.200%, 11/06/15 (A)	600	605
1.055%, 11/06/15 (A)(B)	750	760
Express Scripts Holding
2.750%, 11/21/14	1,200	1,235
McKesson
0.950%, 12/04/15	235	236
Quest Diagnostics
1.134%, 03/24/14 (B)	735	738
Sanofi
0.594%, 03/28/14 (B)	500	501

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Teva Pharmaceutical Finance III BV
0.782%, 03/21/14 (B)	$1,120	$1,124
Thermo Fisher Scientific
2.050%, 02/21/14	137	139
UnitedHealth Group
0.412%, 08/28/14 (B)	350	350
WellPoint
1.250%, 09/10/15	210	212

		5,900

Industrials — 1.9%
Boeing
1.273%, 11/03/14 (B)	740	740
Danaher
1.300%, 06/23/14	670	677
General Electric
0.850%, 10/09/15	715	719
International Lease Finance
6.500%, 09/01/14 (A)	500	535
Penske Truck Leasing LP
2.500%, 07/11/14 (A)	70	71
Pentair Finance
1.350%, 12/01/15	285	286
Precision Castparts
0.700%, 12/20/15	145	146
Total Capital Canada
0.657%, 01/15/16 (B)	900	906
Tyco Electronics Group
5.950%, 01/15/14	710	736
United Technologies
1.200%, 06/01/15	280	284

		5,100

Information Technology — 1.6%
Apple
0.323%, 05/03/16 (B)	790	790
Dell
0.884%, 04/01/14 (B)	350	349
eBay
0.875%, 10/15/13	145	146
Fidelity National Information Services
7.625%, 07/15/17	500	534
Hewlett-Packard
0.687%, 05/30/14 (B)	1,000	997
Western Union
2.375%, 12/10/15	85	87
Xerox
1.110%, 05/16/14 (B)	1,345	1,343

		4,246

Insurance — 2.0%
American International Group
4.250%, 09/15/14	650	680
Berkshire Hathaway
0.800%, 02/11/16	350	353
MetLife Institutional Funding II
0.650%, 01/06/15 (A)(B)	910	911

3	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan Life Global Funding I
1.700%, 06/29/15 (A)	$850	$867
1.500%, 01/10/18 (A)	220	222
Monumental Global Funding III
0.477%, 01/15/14 (A)(B)	378	378
New York Life Global Funding
1.300%, 01/12/15 (A)	375	380
0.800%, 02/12/16 (A)	475	475
0.542%, 04/04/14 (A)(B)	500	501
Prudential Financial MTN
5.100%, 09/20/14	462	490

		5,257

Investment Banker/Broker Dealer — 2.4%
Credit Agricole Home Loan
1.026%, 07/21/14 (A)(B)	400	401
Goldman Sachs Group
1.476%, 04/30/18 (B)	500	499
0.777%, 01/12/15 (B)	705	704
Goldman Sachs Group MTN
1.600%, 11/23/15	500	507
1.289%, 11/21/14 (B)	660	665
JPMorgan Chase
1.176%, 01/25/18 (B)	500	503
JPMorgan Chase MTN
0.964%, 10/15/15 (B)	490	493
0.908%, 02/26/16 (B)	1,090	1,092
Morgan Stanley
1.538%, 02/25/16 (B)	1,470	1,478

		6,342

Materials — 0.3%
Anglo American Capital PLC
2.150%, 09/27/13 (A)	376	378
Yara International
5.250%, 12/15/14 (A)	350	372

		750

Media — 0.3%
NBCUniversal Media LLC
2.100%, 04/01/14	717	728

Security And Commodity Brokers — 0.2%
MassMutual Global Funding II
0.657%, 01/14/14 (A)(B)	438	439

Telephones & Telecommunication — 2.1%
AT&T
0.677%, 02/12/16 (B)	1,750	1,755
British Telecommunications PLC
1.405%, 12/20/13 (B)	550	554
Cellco Partnership
5.550%, 02/01/14	660	683
Qwest
3.530%, 06/15/13 (B)	300	301
Telecom Italia Capital
5.250%, 11/15/13	360	367

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Verizon Communications
1.250%, 11/03/14	$500	$505
0.481%, 03/06/15 (A)(B)	910	909
Vodafone Group PLC
0.677%, 02/19/16 (B)	620	621

		5,695

Utilities — 1.8%
Appalachian Power
0.665%, 08/16/13 (B)	425	425
Commonwealth Edison
1.625%, 01/15/14	191	193
Dominion Resources
1.800%, 03/15/14	620	627
DTE Energy
0.987%, 06/03/13 (B)	415	415
Duke Energy
6.300%, 02/01/14	590	615
Duke Energy Carolinas LLC
5.750%, 11/15/13	200	206
Georgia Power
1.300%, 09/15/13	300	301
0.600%, 03/15/16 (B)	700	700
NextEra Energy Capital Holdings
1.611%, 06/01/14	360	363
Sempra Energy
1.040%, 03/15/14 (B)	800	804

		4,649

Total Corporate Obligations (Cost $115,769) ($ Thousands)		116,444

ASSET-BACKED SECURITIES — 27.8%

Automotive — 17.8%
Ally Auto Receivables Trust, Ser 2010- 3, Cl A3
1.110%, 10/15/14	135	135
Ally Auto Receivables Trust, Ser 2010- 4, Cl A3
0.910%, 11/17/14	75	75
Ally Auto Receivables Trust, Ser 2012- 1, Cl A2
0.710%, 09/15/14	280	280
Ally Auto Receivables Trust, Ser 2012- SN1, Cl A4
0.700%, 12/21/15	310	311
Ally Auto Receivables Trust, Ser 2012- SN1, Cl A2
0.510%, 12/22/14	809	809
Ally Auto Receivables Trust, Ser 2013- 1, Cl A3
0.630%, 05/15/17	825	826
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.069%, 01/15/16 (B)	877	881

4	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	$750	$759
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/17	650	659
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/17	480	484
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.649%, 02/15/18 (B)	310	310
Ally Master Owner Trust, Ser 2013-2, Cl A
0.650%, 04/15/18 (B)	750	750
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/16 (A)	468	468
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/14	53	53
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	55	55
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	1,711	1,722
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	221	226
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/15	507	508
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	1,200	1,203
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A2
0.920%, 03/09/15	101	101
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/15	102	102
AmeriCredit Automobile Receivables Trust, Ser 2012-3, Cl A2
0.710%, 12/08/15	467	468
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/17	575	575
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/16	420	420
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/17	490	490
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.749%, 03/15/20 (A)(B)	103	103

Description	Face Amount ($ Thousands)	Value ($ Thousands)

ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.499%, 01/15/21 (A)(B)	$893	$891
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/15 (A)	325	325
Avis Budget Rental Car Funding, Ser 2010-2A, Cl A
3.630%, 08/20/14 (A)	115	115
Avis Budget Rental Car Funding, Ser 2011-1A, Cl A
1.850%, 11/20/14 (A)	280	282
Bank of America Auto Trust, Ser 2012- 1, Cl A3
0.780%, 06/15/16	250	251
BMW Vehicle Lease Trust, Ser 2011-1, Cl A3
1.060%, 02/20/14	29	29
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	397	401
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.410%, 02/16/15	126	127
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	200	200
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/16	260	261
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/17	370	371
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/18	120	120
CarMax Auto Owner Trust, Ser 2013-1, Cl A2
0.420%, 03/15/16	255	255
Chesapeake Funding LLC, Ser 2011- 2A, Cl A
1.450%, 04/07/24 (A)(B)	555	562
Chesapeake Funding LLC, Ser 2012- 1A, Cl A
0.950%, 11/07/23 (A)(B)	1,400	1,406
Chesapeake Funding LLC, Ser 2012- 2A
0.650%, 05/07/24 (A)(B)	580	580
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/20 (A)	290	290
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/17 (A)	229	230

5	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/18 (A)	$515	$515
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/18 (A)	290	290
Ford Credit Auto Lease Trust, Ser 2011-B, Cl A2
0.820%, 01/15/14	182	182
Ford Credit Auto Lease Trust, Ser 2012-A, Cl A2
0.630%, 04/15/14	106	106
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A3
0.570%, 09/15/15	455	455
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A2
0.540%, 11/15/14	410	410
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/14	25	25
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/17	475	488
Ford Credit Auto Owner Trust, Ser 2012-C, Cl A3
0.580%, 12/15/16	290	291
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.799%, 02/15/16 (B)	208	209
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl A
0.669%, 01/15/16 (B)	1,635	1,638
Ford Credit Floorplan Master Owner Trust, Ser 2012-4, Cl A2
0.549%, 09/15/16 (B)	485	486
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.579%, 01/15/18 (B)	1,145	1,145
GE Dealer Floorplan Master Note Trust, Ser 2011-1, Cl A
0.803%, 07/20/16 (B)	250	252
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.769%, 02/20/17 (B)	1,195	1,204
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.689%, 06/20/17 (B)	985	989
GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.643%, 10/20/17 (B)	415	416
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	32	32

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	$857	$860
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/15	57	57
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/17	390	391
Hertz Vehicle Financing LLC, Ser 2010- 1A, Cl A1
2.600%, 02/25/15 (A)	835	846
Hertz Vehicle Financing LLC, Ser 2011- 1A, Cl A1
2.200%, 03/25/16 (A)	445	455
Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/14	18	18
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	128	129
Honda Auto Receivables Owner Trust, Ser 2012-1, Cl A3
0.770%, 01/15/16	150	151
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/16	355	356
Huntington Auto Trust, Ser 2011-1A, Cl A3
1.010%, 01/15/16 (A)	390	391
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/17	520	521
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A3
1.020%, 08/15/14 (A)	597	598
Hyundai Auto Lease Securitization Trust, Ser 2012-A, Cl A3
0.920%, 08/17/15 (A)	650	653
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/14	30	30
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	82	83
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A3
0.830%, 12/15/15	625	627
Mercedes-Benz Auto Lease Trust, Ser 2012-A, Cl A3
0.880%, 11/17/14	375	376
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	228	229

6	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/16	$430	$430
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/17 (A)	360	361
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.469%, 11/15/16 (A)(B)	820	820
MMCA Automobile Trust, Ser 2012-A, Cl A2
0.810%, 08/15/14 (A)	398	398
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/15 (A)	775	777
Nissan Auto Lease Trust, Ser 2011-A, Cl A3
1.040%, 08/15/14	551	552
Nissan Auto Lease Trust, Ser 2012-A, Cl A3
0.980%, 05/15/15	375	377
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	250	252
Nissan Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.730%, 05/16/16	550	552
Nissan Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 10/17/16	540	540
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.669%, 05/15/17 (B)	65	65
Porsche Innovative Lease Owner Trust, Ser 2011-1, Cl A3
1.090%, 09/22/14 (A)	265	265
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/15 (A)	381	382
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/18 (A)	995	995
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Cl A3
1.400%, 10/15/14 (A)	16	16
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/17	390	402
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/15	392	393
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A2
0.790%, 08/17/15	440	441

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/16	$300	$300
SNAAC Auto Receivables Trust, Ser 2013-1A
1.140%, 07/16/18 (A)	310	310
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	23	23
Toyota Auto Receivables Owner Trust, Ser 2012-A, Cl A3
0.750%, 02/16/16	502	504
Toyota Auto Receivables Owner Trust, Ser 2012-B, Cl A3
0.460%, 07/15/16	480	480
Volkswagen Auto Lease Trust, Ser 2012-A, Cl A3
0.870%, 07/20/15	345	347
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/14	124	124
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A4
1.780%, 09/15/16	285	287
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/15	1,191	1,197

		46,963

Credit Card — 2.3%
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.449%, 03/15/17 (B)	250	254
Chase Issuance Trust, Ser 2012-A3, Cl A3
0.790%, 06/15/17	620	624
Citibank Omni Master Trust, Ser 2009- A14A, Cl A14
2.949%, 08/15/18 (A)(B)	475	490
Discover Card Master Trust, Ser 2012- A1, Cl A1
0.810%, 08/15/17	330	332
Discover Card Master Trust, Ser 2012- A3, Cl A3
0.860%, 11/15/17	250	252
Dryrock Issuance Trust, Ser 2012-1, Cl A
0.353%, 08/15/17 (B)	305	305
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/18	480	480
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.749%, 01/15/17 (B)	619	621

7	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/18	$590	$594
Golden Credit Card Trust, Ser 2012-3A, Cl A
0.653%, 07/17/17 (A)(B)	640	644
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/17 (A)	575	578
Gracechurch Card Funding PLC, Ser 2012-1A, Cl A1
0.899%, 02/15/17 (A)(B)	600	604
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/17 (A)	360	361

		6,139

Miscellaneous Business Services — 6.6%
Apidos CDO, Ser 2013-12A
1.373%, 04/15/25 (A)(B)	600	600
Atrium CDO, Ser 2013-10A, Cl A
1.396%, 07/16/25 (A)(B)	605	604
CIFC Funding, Ser 2013-1A, Cl A1
1.439%, 04/16/25 (A)(B)	485	485
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	98	98
CNH Equipment Trust, Ser 2011-C, Cl A2
0.900%, 04/15/15	187	187
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/17	275	276
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/17	280	280
GE Equipment Midticket LLC, Ser 2010-1, Cl A4
1.470%, 07/14/15 (A)	280	281
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/16	270	270
GE Equipment Midticket LLC, Ser 2012-1, Cl A2
0.470%, 01/22/15	265	265
GE Equipment Small Ticket LLC, Ser 2011-2A, Cl A2
1.140%, 06/23/14 (A)	46	46
GE Equipment Small Ticket LLC, Ser 2012-1A, Cl A2
0.850%, 11/21/14 (A)	423	424
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/19	240	241
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/15	135	136

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GE Equipment Transportation LLC, Ser 2012-1, Cl A2
0.770%, 09/22/14	$438	$438
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/16	856	856
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/45 (A)	300	306
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/44 (A)	745	746
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/46 (A)	200	202
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/16	405	405
John Deere Owner Trust, Ser 2012-B, Cl A2
0.430%, 02/17/15	561	562
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/17	825	826
Katonah CLO, Ser 2005-7A, Cl B
0.710%, 11/15/17 (A)(B)	504	488
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/15 (A)	620	622
Madison Park Funding CLO, Ser 2007- 4A, Cl A1B
0.584%, 03/22/21 (A)(B)	420	393
MMAF Equipment Finance LLC, Ser 2012-AA, Cl A2
0.840%, 01/12/15 (A)	413	414
Navistar Financial Dealer Note Master Owner Trust II, Ser 2011-1, Cl A
1.354%, 10/25/16 (A)(B)	200	201
Nelnet Education Loan Funding, Ser 2004-2A, Cl A4
0.428%, 08/26/19 (B)	309	309
Oak Hill Credit Partners, Ser 2013-8A, Cl A
1.428%, 04/20/25 (A)(B)	360	360
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.179%, 04/20/21 (A)(B)	650	650
PSE&G Transition Funding LLC, Ser 2001-1, Cl A6
6.610%, 06/15/15	75	76
Securitized Asset-Backed Receivables LLC, Ser 2005-FR4, Cl M1
0.920%, 01/25/36 (B)	57	57
Sierra Receivables Funding LLC, Ser 2007-2A, Cl A2
1.203%, 09/20/19 (A)(B)	58	57

8	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

SLM Student Loan Trust, Ser 2005-8, Cl A2
0.391%, 07/25/22 (B)	$102	$102
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.376%, 01/25/23 (B)	115	115
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.356%, 04/25/23 (B)	432	432
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.276%, 07/25/17 (B)	199	198
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.401%, 10/25/16 (B)	327	328
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.724%, 03/25/26 (B)	752	755
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.203%, 10/15/24 (A)(B)	156	157
SLM Student Loan Trust, Ser 2011-B, Cl A1
0.686%, 12/16/24 (A)(B)	490	493
SLM Student Loan Trust, Ser 2012-5, Cl A1
0.404%, 11/25/16 (B)	588	588
SLM Student Loan Trust, Ser 2012-6, Cl A1
0.364%, 09/25/14 (B)	329	329
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.360%, 02/27/17 (B)	448	449
SLM Student Loan Trust, Ser 2013-1
0.354%, 01/25/15 (B)	323	323
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.476%, 04/28/29 (B)	132	131
Volvo Financial Equipment LLC, Ser 2013-1A
0.740%, 03/15/17 (A)	350	350
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.549%, 02/15/18 (A)(B)	555	555

		17,466

Mortgage Related — 1.1%
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.400%, 05/25/35 (B)	39	39
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl A4
0.474%, 01/25/36 (B)	57	56
HSBC Home Equity Loan Trust, Ser 2005-1, Cl A
0.493%, 01/20/34 (B)	416	409

Description	Face Amount ($ Thousands)	Value ($ Thousands)

HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.359%, 01/20/36 (B)	$1,706	$1,671
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.349%, 03/20/36 (B)	345	341
HSBC Home Equity Loan Trust, Ser 2006-3, Cl A4
0.443%, 03/20/36 (B)	510	494

		3,010

Total Asset-Backed Securities (Cost $73,455) ($ Thousands)		73,578

MORTGAGE-BACKED SECURITIES — 22.7%

Agency Mortgage-Backed Obligations — 9.2%
FHLMC
2.216%, 02/01/22 (B)	204	219
2.190%, 02/01/30 (B)	153	162
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	14	14
FHLMC REMIC, Ser 2003-2654, Cl OG
5.000%, 02/15/32	109	110
FHLMC REMIC, Ser 2004-2778, Cl JD
5.000%, 12/15/32	115	118
FHLMC REMIC, Ser 2004-2793, Cl GE
5.500%, 11/15/32	229	233
FHLMC REMIC, Ser 2004-2890, Cl KC
4.500%, 02/15/19	38	39
FHLMC REMIC, Ser 2005-2931, Cl AM
4.500%, 07/15/19	90	93
FHLMC REMIC, Ser 2005-3019, Cl DB
4.500%, 05/15/19	58	58
FHLMC REMIC, Ser 2009-3558, Cl AW
4.750%, 08/15/19	173	177
FHLMC TBA
2.500%, 05/01/27	1,900	1,983
FNMA
6.000%, 01/01/27	145	159
5.419%, 11/01/13	528	528
5.000%, 04/01/21 to 03/01/25	1,937	2,081
4.710%, 03/01/14	909	921
2.340%, 01/01/29 (B)	23	25
2.283%, 11/01/23 (B)	59	61
2.245%, 11/01/25 (B)	19	20
2.156%, 09/01/24 (B)	129	135
2.140%, 09/01/24 (B)	51	53
2.042%, 05/01/28 (B)	113	120
1.990%, 01/01/17	480	486
1.940%, 01/01/17	567	580
1.371%, 11/01/21 (B)	30	30
FNMA Benchmark REMIC, Ser 2007- B1, Cl BE
5.450%, 12/25/20	183	185
FNMA REMIC, Ser 1993-220, Cl FA
0.819%, 11/25/13 (B)	2	2

9	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	$33	$36
FNMA REMIC, Ser 2001-33, Cl FA
0.654%, 07/25/31 (B)	38	38
FNMA REMIC, Ser 2002-64, Cl FG
0.453%, 10/18/32 (B)	29	29
FNMA REMIC, Ser 2002-77, Cl CB
5.000%, 12/25/17	356	380
FNMA REMIC, Ser 2009-12, Cl KA
5.500%, 02/25/38	8	9
FNMA REMIC, Ser 2010-64, Cl EH
5.000%, 10/25/35	84	87
FNMA REMIC, Ser 2011-109, Cl PK
4.000%, 08/25/41	294	304
FNMA, Ser 2009-M2, Cl A1
2.387%, 01/25/19	462	465
FNMA, Ser M3, Cl A1
2.587%, 03/25/20	262	269
FNMA TBA
3.500%, 05/01/41	900	959
3.000%, 05/25/26	4,300	4,541
2.500%, 05/01/17	3,400	3,555
GNMA
4.500%, 09/20/39 (B)	199	212
GNMA, Ser 2009-104, Cl NJ
4.250%, 07/20/36	104	108
GNMA, Ser 2010-122, Cl A
1.897%, 01/16/32	275	279
GNMA, Ser 2011-110, Cl A
2.237%, 03/16/33	297	304
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/22	179	183
NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/20	48	48
NCUA Guaranteed Notes, Ser 2010- R1, Cl 1A
0.650%, 10/07/20 (B)	842	845
NCUA Guaranteed Notes, Ser 2010- R2, Cl 1A
0.570%, 11/06/17 (B)	299	300
NCUA Guaranteed Notes, Ser 2011- R1, Cl 1A
0.653%, 01/08/20 (B)	637	638
NCUA Guaranteed Notes, Ser 2011- R2, Cl 1A
0.600%, 02/06/20 (B)	340	341
NCUA Guaranteed Notes, Ser 2011- R3, Cl 1A
0.600%, 03/11/20 (B)	868	871
NCUA Guaranteed Notes, Ser 2011- R4, Cl 1A
0.580%, 03/06/20 (B)	485	487

Description	Face Amount ($ Thousands)	Value ($ Thousands)

NCUA Guaranteed Notes, Ser 2011- R6, Cl 1A
0.580%, 05/07/20 (B)	$331	$331

		24,211

Non-Agency Mortgage-Backed Obligations — 13.5%
Arkle Master Issuer PLC, Ser 2010-2A, Cl 1A1
1.690%, 05/17/60 (A)(B)	876	879
Arkle Master Issuer PLC, Ser 2011-1A, Cl 2A
1.540%, 05/17/60 (A)(B)	400	401
Banc of America Merrill Lynch Commercial Mortgage, Ser 2003-2, Cl A4
5.061%, 03/11/41 (B)	284	286
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
3.124%, 07/25/35 (B)	473	452
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.126%, 11/25/35 (B)	57	52
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.910%, 02/25/36 (B)	132	103
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.973%, 06/25/35 (B)	183	165
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.906%, 08/25/35 (B)	304	248
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	7	7
Bear Stearns Commercial Mortgage Securities, Ser 2003-PWR2, Cl A4
5.186%, 05/11/39 (B)	370	372
Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR5
4.978%, 07/11/42 (B)	130	136
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/40 (B)	500	550
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW18, Cl A2
5.613%, 06/11/50	101	104
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl A2
5.330%, 01/12/45	17	17
Citigroup Commercial Mortgage Trust, Ser 2004-C2, Cl A5
4.733%, 10/15/41	800	837
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/45	396	395

10	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.838%, 09/25/34 (B)	$87	$87
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.954%, 03/25/36 (B)	259	222
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/30 (A)	93	93
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.299%, 12/15/20 (A)(B)	10	10
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/46 (A)	523	548
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/45	308	309
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/45	271	271
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/45	433	433
Commercial Mortgage Trust, Ser 2004- GG1, Cl A7
5.317%, 06/10/36 (B)	71	72
Commercial Mortgage Trust, Ser 2012- LC4, Cl A1
1.156%, 12/10/44	335	338
Countrywide Home Loans, Ser 2004- 29, Cl 1A1
0.744%, 02/25/35 (B)	37	35
Countrywide Home Loans, Ser 2005- HY10, Cl 3A1A
2.840%, 02/20/36 (B)	229	193
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl A4
5.137%, 08/15/36 (B)	184	185
Credit Suisse First Boston Mortgage Securities, Ser 2003-C5, Cl A4
4.900%, 12/15/36 (B)	552	557
DBUBS Mortgage Trust, Ser 2011- LC1A, Cl A1
3.742%, 11/10/46 (A)	524	562
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.754%, 02/25/48 (A)(B)	349	349
FDIC Trust, Ser 2012-C1, Cl A
0.841%, 05/25/35 (A)(B)	642	645
Fosse Master Issuer PLC, Ser 2011-1A, Cl A2
1.703%, 10/18/54 (A)(B)	562	569
GE Capital Commercial Mortgage, Ser 2003-C2, Cl A4
5.145%, 07/10/37	41	41

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GE Capital Commercial Mortgage, Ser 2004-C3, Cl A2
5.189%, 07/10/39 (B)	$609	$636
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.598%, 05/10/40 (B)	326	328
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	48	48
GMAC Mortgage Loan Trust, Ser 2005- AR6, Cl 2A1
3.808%, 11/19/35 (B)	279	252
Greenwich Capital Commercial Funding, Ser 2003-C2, Cl A4
4.915%, 01/05/36	171	173
GS Mortgage Securities II, Ser 2004- GG2, Cl A5
5.279%, 08/10/38 (B)	165	166
GS Mortgage Securities II, Ser 2007- EOP, Cl A1
1.103%, 03/06/20 (A)(B)	241	241
GS Mortgage Securities II, Ser 2007- EOP, Cl A3
1.456%, 03/06/20 (A)(B)	734	736
GS Mortgage Securities II, Ser 2010- C2, Cl A1
3.849%, 12/10/43 (A)	541	583
GS Mortgage Securities II, Ser 2011- GC3, Cl A1
2.331%, 03/10/44 (A)	251	256
GS Mortgage Securities II, Ser 2012- GCJ9, Cl A1
0.662%, 11/10/45	313	313
GSR Mortgage Loan Trust, Ser 2005- AR4, Cl 2A1
3.103%, 07/25/35 (B)	330	274
GSR Mortgage Loan Trust, Ser 2006- AR1, Cl 2A1
2.776%, 01/25/36 (B)	426	385
GSR Mortgage Loan Trust, Ser 2007- AR2, Cl 1A1
3.012%, 05/25/47 (B)	312	256
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.964%, 01/25/35 (B)	87	83
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.724%, 04/25/35 (B)	98	94
Impac CMB Trust, Ser 2005-3, Cl A1
0.684%, 08/25/35 (B)	91	75
Impac CMB Trust, Ser 2005-5, Cl A1
0.844%, 08/25/35 (B)	73	66
Impac CMB Trust, Ser 2005-8, Cl 1A
0.464%, 02/25/36 (B)	232	210
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-LN1, Cl A2
4.920%, 10/15/37 (B)	439	441

11	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C1, Cl A3
4.719%, 01/15/38	$330	$336
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C2
5.384%, 05/15/41 (B)	300	310
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP4, Cl A3A2
4.903%, 10/15/42	605	605
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (A)	540	571
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A1
1.875%, 02/15/46 (A)	325	330
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (A)	354	357
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C5, Cl A1
1.600%, 08/15/46	871	884
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/45	207	207
JPMorgan Chase Commercial Mortgage Securities, Ser CB9, Cl A4
5.585%, 06/12/41 (B)	234	245
JPMorgan Mortgage Trust, Ser 2005- A6, Cl 7A1
3.025%, 08/25/35 (B)	195	183
JPMorgan Mortgage Trust, Ser 2007- A3, Cl 1A1
2.796%, 05/25/37 (B)	240	191
LB-UBS Commercial Mortgage Trust, Ser 2003-C5, Cl A4
4.685%, 07/15/32 (B)	30	30
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (B)	213	215
LB-UBS Commercial Mortgage Trust, Ser 2004-C6, Cl A6
5.020%, 08/15/29 (B)	790	819
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A6
4.786%, 10/15/29 (B)	285	299
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/29 (B)	452	471

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Merill Lynch Mortgage Trust, Ser 2004- BPC1, Cl A5
4.855%, 10/12/41 (B)	$628	$655
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.474%, 04/25/35 (B)	94	89
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.388%, 06/25/37 (B)	358	279
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/45	175	175
Morgan Stanley Capital I Trust, Ser 2004-T15, Cl A4
5.270%, 06/13/41 (B)	235	244
Morgan Stanley Capital I, Ser 2003- T11, Cl A4
5.150%, 06/13/41	116	117
Morgan Stanley Capital I, Ser 2004- HQ3, Cl A4
4.800%, 01/13/41	373	382
Morgan Stanley Capital I, Ser 2004- IQ8, Cl A5
5.110%, 06/15/40 (B)	690	714
Morgan Stanley Capital I, Ser 2004- T13, Cl A4
4.660%, 09/13/45	1,025	1,039
Morgan Stanley Re-Remic Trust, Ser 2012-IO
1.000%, 03/27/51	503	496
MortgageIT Trust, Ser 2005-5, Cl A1
0.464%, 12/25/35 (B)	329	314
Paragon Mortgages PLC, Ser 2006- 12A, Cl A2C
0.510%, 11/15/38 (A)(B)	126	109
Paragon Mortgages PLC, Ser 2007- 15A, Cl A2C
0.390%, 12/15/39 (A)(B)	301	259
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
4.077%, 07/27/37 (B)	265	221
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.473%, 01/20/35 (B)	41	38
Silverstone Master Issuer PLC, Ser 2012-1A, Cl 1A
1.852%, 01/21/55 (A)(B)	150	154
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/58 (A)(B)	435	436
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/49	449	450

12	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/45	$784	$795
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C6, Cl A4
5.125%, 08/15/35 (B)	369	371
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A4
4.964%, 11/15/35 (B)	366	374
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.414%, 10/15/44 (B)	306	334
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.283%, 12/15/44 (B)	300	329
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.486%, 03/25/36 (B)	379	345
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/45	455	455
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.625%, 01/25/35 (B)	195	190
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.633%, 07/25/36 (B)	306	278
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
3.039%, 09/25/36 (B)	224	198
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.501%, 02/15/44 (A)	1,033	1,055
WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (A)	562	573
WF-RBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/45	961	962
WF-RBS Commercial Mortgage Trust, Ser 2012-C6, Cl A1
1.081%, 04/15/45	152	153
WF-RBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/45	942	942

		35,717

Total Mortgage-Backed Securities (Cost $60,635) ($ Thousands)		59,928

MUNICIPAL BONDS — 4.9%

California — 0.5%
California State, GO
5.450%, 04/01/15	355	387

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Irvine Ranch, Water District Joint Powers Agency, RB
2.605%, 03/15/14	$750	$764
University of California, Build America Bonds, RB
1.988%, 05/15/50 (B)	190	190

		1,341

Florida — 0.2%
Florida, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/16	620	623

Illinois — 0.5%
Illinois State, GO
4.071%, 01/01/14	625	638
Regional Transportation Authority, Ser A, RB
1.044%, 04/01/14	290	291
1.064%, 06/01/14	295	296

		1,225

Louisiana — 0.0%
Louisiana State, Local Government Environmental Facilites and Community Development Authority, Ser 2010-ELL, RB
1.110%, 02/01/16	94	94

Massachusetts — 0.2%
Commonwealth of Massachusetts, Ser D, GO
3.000%, 07/01/13	410	412

Michigan — 0.3%
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/41 (B)	750	772

Nebraska — 0.2%
Nebraska, Public Power District, Ser A, RB
5.140%, 01/01/14	410	423

New Jersey — 1.2%
New Jersey State, Economic Development Authority, Build America Bonds, RB
1.280%, 06/15/13 (B)	420	420
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/16	500	500
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/16	1,250	1,251
New Jersey State, Turnpike Authority, Ser B, RB
4.252%, 01/01/16	830	856

		3,027

13	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York — 0.6%
City of New York, Ser D-2, GO
3.250%, 12/01/14	$295	$307
City of New York, Sub-Ser I-3, GO
1.520%, 08/01/13	510	512
New York State, Dormitory Authority, Ser A, RB
5.600%, 12/15/14	160	173
New York State, Urban Development, RB
2.626%, 12/15/14	685	708

		1,700

North Carolina — 0.1%
North Carolina, Eastern Municipal Power Agency, Ser C, RB
4.430%, 01/01/14	350	359

Oregon — 0.1%
Oregon, School Boards Association, Ser A, GO
1.100%, 06/30/15	300	293

Pennsylvania — 0.1%
Philadelphia, Authority for Industrial Development, RB
1.200%, 04/01/14	205	205

Texas — 0.6%
Austin, Electric Utility Revenue, Ser B, RB
0.672%, 11/15/15	1,145	1,144
City of El Paso, GO
3.610%, 08/15/14	445	462

		1,606

Wisconsin — 0.3%
Wisconsin State, Ser A, RB
0.798%, 05/01/15	780	784

Total Municipal Bonds (Cost $12,822) ($ Thousands)		12,864

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.1%
FFCB
0.150%, 02/13/14	2,950	2,950
FNMA
1.250%, 06/20/16	225	225
0.750%, 11/28/14 to 09/27/16	5,465	5,476
0.710%, 12/04/15	660	660
0.650%, 05/22/15	1,400	1,400

Total U.S. Government Agency Obligations (Cost $10,708) ($ Thousands)		10,711

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENT (C) — 0.9%
BNP Paribas
0.170%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $2,500,012 (collateralized by GNMA, par value $3,910,147, 6.000%, 04/15/40, with total market value $2,550,000)	$2,500	$2,500

Total Repurchase Agreement (Cost $2,500) ($ Thousands)		2,500

Total Investments — 104.4% (Cost $275,889)($ Thousands) †		$276,025

A list of the open futures contracts held by the Fund at April 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(34)	Jun-2013	$(60)
U.S. 2-Year Treasury Note	(6)	Jun-2013	(1)
U.S. 5-Year Treasury Note	(27)	Jun-2013	(20)

			$(81)

For the period ended April 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $264,458 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2013. The date reported is the final maturity date.

(C)	Tri-Party Repurchase Agreement.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

NY — New York

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

14	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Ultra Short Duration Bond Fund

April 30, 2013

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $275,889, and the unrealized appreciation and depreciation were $1,184 ($ Thousands) and ($1,048) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$116,444	$—	$116,444
Asset-Backed Securities	—	73,578	—	73,578
Mortgage-Backed Securities	—	59,928	—	59,928
Municipal Bonds	—	12,864	—	12,864
U.S. Government Agency
Obligations	—	10,711	—	10,711
Repurchase Agreement	—	2,500	—	2,500

Total Investments in Securities	$—	$276,025	$—	$276,025

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts*	$(81)	$—	$—	$(81)

*	Future contracts are valued at the at the net unrealized appreciation/(depreciation) on the Instruments.

As of April 30, 2013, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

15	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Short – Duration Government Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 60.0%

Agency Mortgage-Backed Obligations — 60.0%
FHLMC
4.500%, 02/01/22 to 06/01/26	$17,845	$19,053
2.500%, 01/01/18 (A)	18	18
2.477%, 06/01/24 (A)	40	40
2.464%, 06/01/24 (A)	82	83
2.435%, 04/01/19 (A)	12	13
2.410%, 03/01/19 (A)	15	15
2.385%, 07/01/24 (A)	13	13
2.375%, 09/01/18 to 09/01/20 (A)	11	11
2.353%, 02/01/19 (A)	15	15
2.351%, 12/01/23 (A)	1,458	1,555
2.350%, 04/01/22 (A)	2	2
2.345%, 06/01/17 (A)	10	10
2.341%, 05/01/19 (A)	19	19
2.332%, 05/01/24 (A)	48	49
2.302%, 07/01/20 (A)	3	3
2.283%, 04/01/29 (A)	69	72
2.262%, 12/01/23 (A)	86	88
2.250%, 07/01/18 to 11/01/20 (A)	11	12
2.158%, 04/01/29 (A)	26	28
2.140%, 03/01/19 (A)	21	22
2.125%, 02/01/16 to 11/01/18 (A)	18	19
2.000%, 01/01/17 to 07/01/18 (A)	14	14
1.875%, 02/01/17 to 06/01/18 (A)	6	6
1.750%, 09/01/16 to 01/01/17 (A)	5	5
1.625%, 02/01/16 to 03/01/17 (A)	10	11
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/42	592	711
FHLMC REMIC, Ser 2004-2864, Cl NV
4.500%, 08/15/15	1,466	1,498
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/34	1,910	1,959
FHLMC REMIC, Ser 2006-3148, Cl CF
0.603%, 02/15/34 (A)	852	857
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/40	9,327	10,063
FHLMC REMIC, Ser 3153, Cl FX
0.553%, 05/15/36 (A)	312	313
FHLMC TBA
4.500%, 05/01/23	1,800	1,915
4.000%, 05/15/41	28,200	30,108
FNMA
7.000%, 06/01/37	31	35
6.500%, 05/01/26 to 09/01/36	764	873
6.000%, 02/01/23 to 09/01/24	8,694	9,577
5.500%, 06/01/16 to 12/01/25	2,501	2,721
5.300%, 07/01/19	1,118	1,252
5.140%, 11/01/15	3,129	3,375
5.090%, 11/01/15	3,985	4,295
5.079%, 12/01/13	632	636
5.000%, 03/01/19 to 04/01/41	5,943	6,668
4.771%, 09/01/15	6,714	7,206
4.500%, 04/01/26 to 10/01/31	8,540	9,248
4.000%, 05/01/26 to 08/01/26	5,961	6,373

Description	Face Amount ($ Thousands)	Value ($ Thousands)

3.580%, 10/01/16	$2,357	$2,532
2.990%, 10/01/17	3,360	3,623
2.630%, 09/01/17	22,214	23,663
2.515%, 10/01/22	700	724
2.400%, 10/01/22	485	497
2.350%, 10/01/22	1,534	1,568
2.341%, 08/01/29 (A)	433	465
2.310%, 10/01/22	2,320	2,366
2.250%, 10/01/22 to 10/01/22	5,540	5,624
2.246%, 09/01/25 (A)	59	63
2.220%, 10/01/22	2,305	2,337
2.156%, 09/01/24 (A)	613	644
2.147%, 02/01/27 (A)	70	74
2.042%, 05/01/28 (A)	430	458
2.030%, 08/01/27 (A)	347	352
2.007%, 12/01/29 (A)	112	114
FNMA REMIC, Ser 1992-61, Cl FA
0.869%, 10/25/22 (A)	93	93
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	39	43
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	20	23
FNMA REMIC, Ser 1994-77, Cl FB
1.719%, 04/25/24 (A)	8	8
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	60	64
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	314	329
FNMA REMIC, Ser 2002-53, Cl FK
0.604%, 04/25/32 (A)	151	151
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	282	296
FNMA REMIC, Ser 2006-76, Cl QF
0.604%, 08/25/36 (A)	1,536	1,548
FNMA REMIC, Ser 2006-79, Cl DF
0.554%, 08/25/36 (A)	1,313	1,316
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	1,974	2,202
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	8,491	9,324
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	7,023	7,499
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	13,700	14,727
FNMA TBA
5.500%, 04/30/35	13,900	15,114
5.000%, 05/01/40	9,600	10,393
4.000%, 05/18/24	8,800	9,405
3.500%, 05/01/41	24,600	26,210
3.000%, 04/01/42	12,600	13,179
2.500%, 05/01/17	30,000	31,369
GNMA
6.500%, 04/15/17 to 02/20/39	993	1,133
6.000%, 06/15/16 to 06/15/41	19,257	21,775
5.500%, 10/15/34 to 02/15/41	10,897	11,915
5.000%, 09/15/39 to 04/15/41	5,891	6,464
4.500%, 04/15/41	1,615	1,762
4.000%, 07/15/41 to 04/15/43	2,469	2,708

1	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Short – Duration Government Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GNMA REMIC, Ser 2006-38, Cl XS, IO
7.050%, 09/16/35 (A)	$135	$30
GNMA TBA
3.500%, 05/21/42	66,500	72,433
NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/20	501	507

Total Mortgage-Backed Securities (Cost $419,892) ($ Thousands)		427,983

U.S. TREASURY OBLIGATIONS — 15.9%
U.S. Treasury Notes
2.625%, 11/15/20	15,136	16,687
1.750%, 03/31/14	95,000	96,399

Total U.S. Treasury Obligations (Cost $110,597) ($ Thousands)		113,086

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.4%
FHLB
3.250%, 09/12/14	9,915	10,326
2.750%, 03/13/15	4,440	4,645
FHLMC
4.375%, 07/17/15	47,000	51,213
FNMA
2.750%, 03/13/14	35,520	36,320

Total U.S. Government Agency Obligations (Cost $101,412) ($ Thousands)		102,504

REPURCHASE AGREEMENTS (B) — 39.2%
BNP Paribas
0.170%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $136,500,645 (collateralized by GNMA obligations, par value $203,470,311, 4.500%, 03/15/41, with total market value $139,230,000)	136,500	136,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank
0.170%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $143,500,678 (collateralized by various FNMA obligations, ranging in par value $32,229,917-$181,308,889, 4.000%-6.000%, 04/01/37- 04/01/42, with total market value $146,370,000)	$143,500	$143,500

Total Repurchase Agreements (Cost $280,000) ($ Thousands)		280,000

Total Investments — 129.5% (Cost $911,901)($ Thousands) †		$923,573

A list of the open futures contracts held by the Fund at April 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(330)	Jun-2013	$(429)
U.S. 2-Year Treasury Note	363	Jun-2013	68
U.S. Long Treasury Bond	(42)	Jun-2013	(195)

			$(556)

For the period ended April 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $713,411 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2013. The date reported is the final maturity date. (B) Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

2	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Short – Duration Government Fund

April 30, 2013

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $911,901, and the unrealized appreciation and depreciation were $11,830 ($ Thousands) and ($158) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$427,983	$—	$427,983
Repurchase Agreements	—	280,000	—	280,000
U.S. Treasury Obligations	—	113,086	—	113,086
U.S. Government Agency Obligations	—	102,504	—	102,504

Total Investments in Securities	$—	$923,573	$—	$923,573

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts*	$(556)	$—	$—	$(556)

*	Future contracts are valued at the at the net unrealized appreciation/(depreciation) on the Instruments.

As of April 30, 2013, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

3	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Intermediate – Duration Government Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 89.6%

Agency Mortgage-Backed Obligations — 89.6%
FHLMC
6.500%, 01/01/18 to 12/01/32	$147	$165
6.000%, 09/01/24	458	500
5.500%, 06/01/19 to 12/01/20	260	281
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/21	5	5
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	50	52
FHLMC REMIC, Ser 2004-2748, Cl LE
4.500%, 12/15/17	19	19
FHLMC REMIC, Ser 2004-2802, Cl PF
0.606%, 09/15/33 (A)	312	313
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/34	621	637
FHLMC TBA
4.000%, 05/15/41	3,100	3,310
FNMA
6.500%, 03/01/33 to 10/01/34	107	125
6.000%, 02/01/23	268	294
5.680%, 06/01/17	503	564
5.500%, 03/01/14 to 12/01/25	1,454	1,594
5.000%, 05/01/14 to 04/01/41	2,024	2,198
4.997%, 08/01/15	360	387
4.771%, 09/01/15	1,175	1,261
4.500%, 04/01/26 to 10/01/31	737	798
4.360%, 12/01/15	958	1,005
4.000%, 05/01/26 to 08/01/26	464	496
2.515%, 10/01/22	55	57
2.400%, 10/01/22	36	37
2.350%, 10/01/22	119	122
2.310%, 10/01/22	180	184
2.250%, 10/01/22 to 10/01/22	427	434
2.220%, 10/01/22	176	178
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	85	90
FNMA REMIC, Ser 2003-48, Cl GH
5.500%, 06/25/33	1,800	2,075
FNMA REMIC, Ser 2006-79, Cl DF
0.554%, 08/25/36 (A)	232	232
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	343	383
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	869	954
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	813	868
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	3,300	3,548
FNMA TBA
3.000%, 04/01/42	600	627
2.500%, 05/01/17	2,600	2,719
GNMA
8.750%, 07/20/17 to 07/20/17	6	6

Description	Face Amount ($ Thousands)	Value ($ Thousands)

8.500%, 11/20/16 to 08/20/17	$18	$19
7.500%, 11/15/25 to 03/15/27	25	28
6.000%, 09/15/24	426	484
5.000%, 05/15/40 to 06/15/40	62	68
4.500%, 06/15/41	273	303
4.000%, 07/15/41 to 01/15/42	816	894
GNMA TBA
3.500%, 05/21/42	3,400	3,703
NCUA Guaranteed Notes, Ser 2010- R1, Cl 2A
1.840%, 10/07/20	122	123

Total Mortgage-Backed Securities (Cost $31,134) ($ Thousands)		32,140

U.S. TREASURY OBLIGATION — 5.4%
U.S. Treasury Notes
0.875%, 04/30/17	1,900	1,929

Total U.S. Treasury Obligation (Cost $1,912) ($ Thousands)		1,929

U.S. GOVERNMENT AGENCY OBLIGATION — 4.4%
FHLB
2.750%, 03/13/15	1,500	1,569

Total U.S. Government Agency Obligation (Cost $1,535) ($ Thousands)		1,569

ASSET-BACKED SECURITY — 0.7%

Other — 0.7%
Small Business Administration,
Ser 2005-P10B, Cl 1
4.940%, 08/10/15	244	257

Total Asset-Backed Security (Cost $244) ($ Thousands)		257

REPURCHASE AGREEMENTS (B) — 28.7%
Barclays Capital
0.150%, dated 04/30/13, to be repurchased on 05/01/13,repurchase price $3,600,015 (collateralized by U.S. Treasury Bonds, par value $3,750,600, 2.750%, 08/15/42, with total market value $3,672,061)	3,600	3,600

1	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Intermediate – Duration Government Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BNP Paribas
0.170%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $6,700,032 (collateralized by GNMA obligations,par value $10,479,193, 6.000%, 04/15/40, with total market value $6,834,001)	$6,700	$6,700

Total Repurchase Agreements (Cost $10,300) ($ Thousands)		10,300

Total Investments — 128.8% (Cost $45,125)($ Thousands) †		$46,195

A list of the open futures contracts held by the Fund at April 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(14)	Jun-2013	$(13)
U.S. 2-Year Treasury Note	(25)	Jun-2013	(5)
U.S. 5-Year Treasury Note	125	Jun-2013	92
U.S. Long Treasury Bond	(1)	Jun-2013	(5)

			$69

For the period ended April 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $35,865 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2013. The date reported is the final maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $45,125, and the unrealized appreciation and depreciation were $1,134 ($ Thousands) and ($64) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$32,140	$—	$32,140
Repurchase Agreements	—	10,300	—	10,300
U.S. Treasury Obligation	—	1,929	—	1,929
U.S. Government Agency Obligation	—	1,569	—	1,569
Asset-Backed Security	—	257	—	257

Total Investments in Securities	$—	$46,195	$—	$46,195

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts*	$69	$—	$—	$69

*	Future contracts are valued at the net unrealized appreciation/ (depreciation) on the Instruments.

As of April 30, 2013, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

GNMA Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 99.9%

Agency Mortgage-Backed Obligations — 99.9%
FHLMC REMIC, Ser 2006-3175, Cl SA, IO
6.951%, 05/15/13 (A)	$251	$33
FHLMC REMIC, Ser 2006-3179, Cl SP, IO
6.421%, 05/15/13 (A)	546	76
FHLMC REMIC, Ser 2007-3279, Cl SD, IO
6.231%, 05/15/13 (A)	2,392	365
FHLMC REMIC, Ser 2007-3309, Cl SC, IO
6.251%, 05/15/13 (A)	2,244	347
FHLMC REMIC, Ser 2009-3502, Cl DS, IO
5.951%, 01/15/39 (A)	1,358	209
FHLMC REMIC, Ser 2010-3631, Cl PS, IO
6.251%, 05/15/13 (A)	10,565	1,455
FNMA
8.000%, 09/01/14 to 09/01/28	45	50
7.000%, 08/01/29 to 09/01/32	241	288
6.500%, 09/01/32	110	127
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	21	24
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	40	45
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	649	695
FNMA REMIC, Ser 2007-19, Cl SA, IO
6.210%, 05/25/13 (A)	5,314	774
FNMA REMIC, Ser 2012-9, Cl CS, IO
6.350%, 05/25/13 (A)	3,540	638
GNMA
12.500%, 06/15/14	—	—
12.000%, 04/15/14	—	—
10.000%, 05/15/16 to 09/15/19	13	13
9.500%, 08/15/17 to 11/15/20	26	28
9.000%, 12/15/17 to 05/15/22	87	90
8.500%, 10/15/16 to 06/15/17	17	18
8.000%, 04/15/17 to 03/15/32	447	501
7.750%, 10/15/26	31	35
7.500%, 02/15/27 to 10/15/35	268	322
7.250%, 01/15/28	80	97
7.000%, 04/15/19 to 06/20/38	3,943	4,768
6.750%, 11/15/27	44	52
6.500%, 03/15/14 to 10/15/38	1,704	1,945
6.000%, 07/15/24 to 03/15/41	12,481	14,127
5.500%, 01/15/33 to 02/15/41 (B)	15,546	17,167
5.000%, 04/15/33 to 04/15/41 (B)	32,260	35,596
4.500%, 08/15/33 to 12/15/41	22,588	24,810
4.000%, 04/15/26 to 04/15/43	30,963	33,826
3.875%, 05/15/42	2,594	2,830
3.500%, 03/20/41	633	690

Description	Face Amount ($ Thousands)	Value ($Thousands)

GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	$568	$664
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	1,404	53
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.050%, 05/16/13 (A)	3,386	758
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/33	1,700	1,879
GNMA TBA
6.000%, 04/30/35	1,000	1,130
4.500%, 05/15/39 to 05/01/40	30,900	33,816
4.000%, 05/01/42	7,300	7,991
3.500%, 05/15/41 to 05/21/42	62,900	68,332
3.000%, 05/01/43	1,750	1,859

Total Mortgage-Backed Securities (Cost $251,486) ($ Thousands)		258,523

REPURCHASE AGREEMENTS (C) — 43.6%
BNP Paribas
0.170%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $57,700,272 (collateralized by various GNMA obligations, ranging in par value $21,711,381-$41,160,841, 3.500%-4.500%, 06/20/42-12/20/42, with total market value $58,854,001)	57,700	57,700
Deutsche Bank
0.170%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $55,000,260 (collateralized by various GNMA obligations, ranging in par value $370,052-$94,954,132, 2.350%- 5.000%, 07/15/18-04/15/53, with total market value $56,100,001)	55,000	55,000

Total Repurchase Agreements (Cost $112,700) ($ Thousands)		112,700

Total Investments — 143.5% (Cost $364,186)($ Thousands) †		$371,223

A list of the open futures contracts held by the Fund at April 30, 2013, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	98	Jun-2013	$148
U.S. Long Treasury Bond	8	Jun-2013	(1)

			$147

For the period ended April 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

1	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

GNMA Fund

April 30, 2013

Percentages are based on Net Assets of $258,781 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $364,186, and the unrealized appreciation and depreciation were $8,128 ($ Thousands) and ($1,091) ($ Thousands), respectively.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$258,523	$—	$258,523
Repurchase Agreements	—	112,700	—	112,700

Total Investments in Securities	$—	$371,223	$—	$371,223

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts*	$147	$—	$—	$147

*	Future contracts are valued at the at the net unrealized appreciation/(depreciation) on the Instruments.

As of April 30, 2013, there were no significant transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

2	SEI Daily Income Trust / Quarterly Report / April 30, 2013

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher President

Date: June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher President

Date: June 21, 2013

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez Controller & CFO

Date: June 21, 2013